UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments

Foreign Government Bonds — 61.7%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.6%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	16,074	$17,693,809
Republic of Albania, 7.78%, 9/16/22	ALL	359,600	2,863,503
Republic of Albania, 8.80%, 10/23/25	ALL	480,800	3,792,530
Republic of Albania, 8.93%, 4/23/25	ALL	483,300	3,918,029

Total Albania			$28,267,871

Angola — 0.5%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	24,254	$23,738,602

Total Angola			$23,738,602

Argentina — 1.0%
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	25,227	$24,287,107
Republic of Argentina, 8.75%, 5/7/24	USD	23,301	23,638,375

Total Argentina			$47,925,482

Armenia — 0.8%
Republic of Armenia, 6.00%, 9/30/20(1)	USD	1,450	$1,439,828
Republic of Armenia, 7.15%, 3/26/25(1)	USD	37,234	37,044,851

Total Armenia			$38,484,679

Bangladesh — 0.7%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	234,600	$3,110,020
Bangladesh Treasury Bond, 8.50%, 3/4/17	BDT	100,000	1,330,236
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	72,000	942,945
Bangladesh Treasury Bond, 10.70%, 11/6/15	BDT	450,000	5,784,508
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	1,398,380
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	288,000	4,050,635
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	139,900	1,973,928
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	135,600	1,899,830
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	91,300	1,293,448
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	157,700	2,257,345
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	151,800	2,190,124
Bangladesh Treasury Bond, 11.75%, 7/10/18	BDT	308,400	4,434,117
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	291,700	4,175,447

Total Bangladesh			$34,840,963

Security		Principal Amount (000’s omitted)	Value

Barbados — 0.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	25,770	$22,129,988
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	3,291	2,826,146

Total Barbados			$24,956,134

Belarus — 0.4%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	20,073	$20,840,993

Total Belarus			$20,840,993

Colombia — 0.2%
Republic of Colombia, 5.00%, 6/15/45	USD	10,210	$9,112,425

Total Colombia			$9,112,425

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	1,573,970	$2,548,170
Titulo Propiedad UD, 1.63%, 7/13/16(5)	CRC	175,467	324,489

Total Costa Rica			$2,872,659

Croatia — 2.9%
Croatia Government International Bond, 6.25%, 4/27/17(1)	USD	130,425	$136,715,398

Total Croatia			$136,715,398

Cyprus — 1.7%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	27,682	$30,440,520
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	14,136	16,065,092
Republic of Cyprus, 4.625%, 2/3/20(1)(4)	EUR	9,538	11,330,164
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	20,564	24,473,371

Total Cyprus			$82,309,147

Dominican Republic — 1.5%
Dominican Republic International Bond, 5.50%, 1/27/25(4)	USD	9,794	$9,745,030
Dominican Republic International Bond, 8.625%, 4/20/27(1)	USD	12,249	14,668,177
Dominican Republic International Bond, 8.625%, 4/20/27(4)	USD	1,384	1,657,340
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	758,300	17,083,359
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	39,400	927,428
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	854,700	20,792,597

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Dominican Republic (continued)
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	258,000	$6,150,801

Total Dominican Republic			$71,024,732

Ecuador — 3.3%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	88,712	$67,864,680
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	36,244	27,726,660
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	30,813	30,427,837
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	37,828	31,397,240

Total Ecuador			$157,416,417

Egypt — 0.8%
Arab Republic of Egypt, 5.875%, 6/11/25(4)	USD	38,277	$35,932,534

Total Egypt			$35,932,534

Fiji — 0.8%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,555	$39,357,225

Total Fiji			$39,357,225

Georgia — 0.1%
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	825	$335,955
Republic of Gerogia, 6.875%, 4/12/21(1)	USD	2,606	2,792,980

Total Georgia			$3,128,935

Germany — 0.4%
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	$18,754,487

Total Germany			$18,754,487

Iceland — 2.2%
Republic of Iceland, 6.25%, 2/5/20	ISK	4,279,340	$31,353,230
Republic of Iceland, 6.50%, 1/24/31	ISK	374,275	2,381,496
Republic of Iceland, 7.25%, 10/26/22	ISK	2,834,276	18,746,219
Republic of Iceland, 8.00%, 6/12/25	ISK	3,270,870	26,636,222
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	22,819,176

Total Iceland			$101,936,343

India — 2.8%
India Government Bond, 7.16%, 5/20/23	INR	2,041,030	$30,256,220
India Government Bond, 8.12%, 12/10/20	INR	1,084,330	16,882,028
India Government Bond, 8.15%, 11/24/26	INR	1,000,000	15,726,100
India Government Bond, 8.28%, 9/21/27	INR	963,780	15,197,164
India Government Bond, 8.40%, 7/28/24	INR	970,000	15,414,813

Security		Principal Amount (000’s omitted)	Value

India (continued)
India Government Bond, 8.60%, 6/2/28	INR	733,330	$11,880,496
India Government Bond, 8.83%, 11/25/23	INR	1,698,860	27,483,107

Total India			$132,839,928

Indonesia — 0.9%
Republic of Indonesia, 3.375%, 7/30/25(4)	EUR	39,602	$41,693,192

Total Indonesia			$41,693,192

Iraq — 1.2%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	74,894	$55,421,560

Total Iraq			$55,421,560

Ivory Coast — 0.5%
Ivory Coast, 5.75%, 12/31/32(1)	USD	2,130	$1,903,687
Ivory Coast, 6.375%, 3/3/28(4)	USD	22,000	20,354,400

Total Ivory Coast			$22,258,087

Kazakhstan — 2.1%
Kazakhstan Government International Bond, 5.125%, 7/21/25(4)	USD	94,099	$94,099,000
Kazakhstan Government International Bond, 6.50%, 7/21/45(4)	USD	7,565	7,451,525

Total Kazakhstan			$101,550,525

Kenya — 0.3%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$4,209,017
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	1,721,280
Republic of Kenya, 6.875%, 6/24/24(1)	USD	10,748	10,014,449

Total Kenya			$15,944,746

Lebanon — 2.2%
Lebanese Republic, 4.50%, 4/22/16	USD	23,671	$23,971,622
Lebanese Republic, 8.50%, 1/19/16(1)	USD	68,604	69,381,969
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	4,201,480	2,818,956
Lebanon Treasury Note, 6.50%, 12/10/15	LBP	7,526,060	5,000,655
Lebanon Treasury Note, 6.50%, 12/27/15	LBP	4,746,410	3,156,248

Total Lebanon			$104,329,450

Macedonia — 1.7%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	17,789	$18,935,706
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	57,481	61,025,761

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Macedonia (continued)
Republic of Macedonia, 4.625%, 12/8/15	EUR	1,546	$1,706,118

Total Macedonia			$81,667,585

Mongolia — 0.5%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	6,196	$5,870,710
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	19,904	16,742,906

Total Mongolia			$22,613,616

New Zealand — 3.8%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	114,413	$77,677,429
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	77,323	57,939,803
New Zealand Government Bond, 4.50%, 4/15/27(1)	NZD	40,000	30,162,936
New Zealand Government Bond, 5.50%, 4/15/23(1)	NZD	16,093	12,698,948

Total New Zealand			$178,479,116

Nigeria — 0.5%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	23,931	$23,781,431

Total Nigeria			$23,781,431

Pakistan — 1.3%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,390	$6,631,753
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	5,164	5,228,478
Islamic Republic of Pakistan, 7.25%, 4/15/19(1)	USD	13,134	13,696,135
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	14,778	15,410,498
Islamic Republic of Pakistan, 8.25%, 4/15/24(1)	USD	8,596	9,225,657
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	11,413	12,249,002

Total Pakistan			$62,441,523

Paraguay — 0.6%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	335	$340,025
Republic of Paraguay, 4.625%, 1/25/23(4)	USD	500	507,500
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	6,068	6,189,360
Republic of Paraguay, 6.10%, 8/11/44(4)	USD	21,065	21,486,300

Total Paraguay			$28,523,185

Philippines — 0.8%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$38,901,889

Total Philippines			$38,901,889

Security		Principal Amount (000’s omitted)	Value

Romania — 2.1%
Romania Government Bond, 3.625%, 4/24/24(1)	EUR	20,455	$24,649,334
Romania Government Bond, 4.375%, 8/22/23(1)	USD	394	415,387
Romania Government Bond, 4.875%, 1/22/24(1)	USD	786	856,594
Romania Government Bond, 5.80%, 7/26/27	RON	31,110	9,140,167
Romania Government Bond, 5.85%, 4/26/23	RON	29,750	8,724,114
Romania Government Bond, 5.95%, 6/11/21	RON	141,330	41,062,444
Romania Government Bond, 6.125%, 1/22/44(1)	USD	500	592,979
Romania Government Bond, 6.75%, 2/7/22(1)	USD	11,762	14,049,709

Total Romania			$99,490,728

Russia — 3.7%
Russia Government Bond, 6.40%, 5/27/20	RUB	7,734,341	$106,472,510
Russia Government Bond, 6.70%, 5/15/19	RUB	1,609,021	22,979,353
Russia Government Bond, 7.50%, 2/27/19	RUB	946,480	13,854,080
Russia Government Bond, 7.60%, 4/14/21	RUB	2,366,209	33,634,547

Total Russia			$176,940,490

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	24,638	$23,953,162

Total Rwanda			$23,953,162

Serbia — 7.0%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	54,631	$57,063,937
Republic of Serbia, 5.875%, 12/3/18(1)	USD	57,743	61,454,431
Serbia Treasury Bond, 4.00%, 11/8/16	EUR	6,114	6,908,451
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	9,976,969
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	1,692,700	15,570,723
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	2,869,600	26,615,504
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	362,885
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,052,596
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	495,400	4,765,192
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	17,211,691
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	24,628,014
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,690,809
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,611,596
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	13,241,457
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	22,511,559
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,771,020	59,901,259

Total Serbia			$333,567,073

Slovenia — 2.0%
Republic of Slovenia, 4.125%, 2/18/19(1)	USD	9,953	$10,577,033
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	18,813,710

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Slovenia (continued)
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	55,629	$64,460,104

Total Slovenia			$93,850,847

Sri Lanka — 1.8%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	12,965	$12,517,060
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	14,760	14,892,840
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	13,109	13,226,981
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	1,000	997,023
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	250,000	1,771,172
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	450,000	3,408,503
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	5,283,200	40,406,661

Total Sri Lanka			$87,220,240

Tanzania — 1.0%
United Republic of Tanzania, 6.538%, 3/9/20(1)(6)	USD	49,465	$48,413,869

Total Tanzania			$48,413,869

Thailand — 0.9%
Kingdom of Thailand, 1.25%, 3/12/28(1)(5)	THB	1,765,360	$42,399,247

Total Thailand			$42,399,247

Tunisia — 0.1%
Banque Centrale de Tunisie SA, 5.75%, 1/30/25(1)	USD	2,910	$2,740,661

Total Tunisia			$2,740,661

Turkey — 1.9%
Turkey Government Bond, 6.75%, 4/3/18	USD	44,250	$48,221,526
Turkey Government Bond, 7.50%, 7/14/17	USD	40,000	43,433,400

Total Turkey			$91,654,926

Uganda — 0.0%(7)
Uganda Government Bond, 13.25%, 11/5/15	UGX	2,486,000	$699,267

Total Uganda			$699,267

Venezuela — 2.0%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(3)	USD	15,928	$14,533,844
Bolivarian Republic of Venezuela, 7.65%, 4/21/25(1)	USD	5,984	2,288,880
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(3)	USD	84,835	37,539,488
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	87,134	39,645,924

Total Venezuela			$94,008,136

Security		Principal Amount (000’s omitted)	Value

Vietnam — 0.0%(7)
Vietnam Government Bond, 6.75%, 1/29/20(1)	USD	215	$239,249

Total Vietnam			$239,249

Zambia — 1.0%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	4,381	$3,268,971
Republic of Zambia, 8.50%, 4/14/24(1)	USD	1,000	848,510
Republic of Zambia, 8.50%, 4/14/24(4)	USD	34,224	29,039,406
Republic of Zambia, 8.97%, 7/30/27(4)	USD	12,869	10,874,305
Zambia Government Bond, 11.00%, 9/1/19	ZMW	44,500	2,555,874

Total Zambia			$46,587,066

Total Foreign Government Bonds (identified cost $3,045,180,396)			$2,929,825,820

Foreign Corporate Bonds — 2.2%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	9,500	$9,120,000

Total Azerbaijan			$9,120,000

Georgia — 0.5%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	23,416	$24,436,469

Total Georgia			$24,436,469

India — 1.2%
Export-Import Bank of India, 8.15%, 3/5/25	INR	135,000	$2,081,891
Export-Import Bank of India, 8.87%, 10/30/29	INR	545,000	8,921,032
Food Corp. of India, 9.95%, 3/7/22	INR	650,000	10,805,667
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	137,000	2,129,900
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	555,000	8,608,891
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	35,000	562,537
NTPC, Ltd., 9.17%, 9/22/24	INR	675,000	11,055,042
Power Finance Corp., Ltd, 8.39%, 4/19/25	INR	150,000	2,333,803
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	550,000	8,756,948
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	85,000	1,362,661

Total India			$56,618,372

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Russia — 0.3%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	10,618	$11,783,729
Sberbank of Russia Via SB Capital SA, 5.40%, 3/24/17(1)	USD	2,892	2,964,300

Total Russia			$14,748,029

Total Foreign Corporate Bonds (identified cost $106,716,949)			$104,922,870

Sovereign Loans — 0.3%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 3.98%, Maturing August 1, 2021(8)(9)(10)(11)		$15,600	$14,670,546

Total Ethiopia			$14,670,546

Total Sovereign Loans (identified cost $14,251,696)			$14,670,546

Debt Obligations — United States — 12.7%

Corporate Bonds & Notes — 0.0%(7)

Security		Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$602,241

Total Corporate Bonds & Notes (identified cost $514,983)			$602,241

Collateralized Mortgage Obligations — 1.0%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$131,300	$149,455
Series 1548, Class Z, 7.00%, 7/15/23		130,682	147,607
Series 1650, Class K, 6.50%, 1/15/24		754,590	846,388
Series 1817, Class Z, 6.50%, 2/15/26		114,739	130,227
Series 1927, Class ZA, 6.50%, 1/15/27		423,755	483,463
Series 2127, Class PG, 6.25%, 2/15/29		620,130	691,972
Series 2344, Class ZD, 6.50%, 8/15/31		822,356	960,594

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 2458, Class ZB, 7.00%, 6/15/32	$1,457,370	$1,711,423

		$5,121,129

Federal National Mortgage Association:
Series 1992-180, Class F, 1.347%, 10/25/22(6)	$485,723	$494,026
Series 1993-16, Class Z, 7.50%, 2/25/23	474,414	534,207
Series 1993-79, Class PL, 7.00%, 6/25/23	290,132	326,464
Series 1993-104, Class ZB, 6.50%, 7/25/23	109,775	120,455
Series 1993-121, Class Z, 7.00%, 7/25/23	1,810,702	2,026,569
Series 1993-141, Class Z, 7.00%, 8/25/23	371,846	419,609
Series 1994-42, Class ZQ, 7.00%, 4/25/24	2,269,764	2,554,319
Series 1994-79, Class Z, 7.00%, 4/25/24	464,588	518,450
Series 1994-89, Class ZQ, 8.00%, 7/25/24	337,418	391,055
Series 1996-35, Class Z, 7.00%, 7/25/26	116,907	134,236
Series 1998-16, Class H, 7.00%, 4/18/28	405,801	467,157
Series 1998-44, Class ZA, 6.50%, 7/20/28	624,865	716,782
Series 1999-25, Class Z, 6.00%, 6/25/29	699,449	791,088
Series 2000-2, Class ZE, 7.50%, 2/25/30	155,307	182,370
Series 2000-49, Class A, 8.00%, 3/18/27	462,217	542,142
Series 2001-31, Class ZA, 6.00%, 7/25/31	4,916,125	5,571,259
Series 2001-37, Class GA, 8.00%, 7/25/16	2,878	2,919
Series 2001-74, Class QE, 6.00%, 12/25/31	1,427,772	1,612,337
Series 2009-48, Class WA, 5.836%, 7/25/39(12)	5,944,597	6,710,948
Series 2011-38, Class SA, 12.909%, 5/25/41(13)	6,883,267	8,559,553
Series G48, Class Z, 7.10%, 12/25/21	400,604	441,314
Series G92-60, Class Z, 7.00%, 10/25/22	772,674	848,243
Series G93-1, Class K, 6.675%, 1/25/23	628,958	697,135
Series G93-31, Class PN, 7.00%, 9/25/23	1,967,441	2,216,204
Series G93-41, Class ZQ, 7.00%, 12/25/23	3,815,675	4,300,674
Series G94-7, Class PJ, 7.50%, 5/17/24	640,655	735,799

		$41,915,314

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$147,306	$163,531

		$163,531

Total Collateralized Mortgage Obligations (identified cost $42,991,440)		$47,199,974

Mortgage Pass-Throughs — 11.1%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.566%, with maturity at 2036(14)	$4,056,369	$4,326,373
2.874%, with maturity at 2035(14)	3,360,962	3,576,671
3.004%, with maturity at 2023(14)	123,905	129,263

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
3.151%, with maturity at 2029(14)	$480,152	$485,144
4.404%, with maturity at 2030(14)	745,439	808,553
4.50%, with maturity at 2035	587,780	632,394
6.00%, with various maturities to 2035	23,792,317	27,238,079
6.50%, with various maturities to 2036	25,365,828	29,357,519
6.60%, with maturity at 2030	1,574,549	1,845,360
7.00%, with various maturities to 2036	25,740,452	29,994,385
7.31%, with maturity at 2026	80,736	93,589
7.50%, with various maturities to 2035	15,155,731	17,713,343
7.95%, with maturity at 2022	216,784	242,686
8.00%, with various maturities to 2034	6,009,780	7,140,724
8.15%, with maturity at 2021	65,022	71,564
8.30%, with maturity at 2021	14,300	15,692
8.47%, with maturity at 2018	35,843	37,924
8.50%, with various maturities to 2028	477,250	558,382
9.00%, with various maturities to 2027	783,966	884,195
9.50%, with maturity at 2027	113,455	128,915
9.75%, with maturity at 2016	24	24
10.00%, with various maturities to 2020	210,787	229,063
10.50%, with maturity at 2021	106,146	113,907
11.00%, with maturity at 2016	1,308	1,332

		$125,625,081

Federal National Mortgage Association:
1.893%, with maturity at 2035(14)	$12,889,171	$13,401,844
1.897%, with maturity at 2022(14)	1,094,308	1,117,465
1.902%, with maturity at 2027(14)	225,885	232,288
1.909%, with various maturities to 2035(14)	5,096,118	5,277,556
1.916%, with maturity at 2038(14)	885,291	918,190
1.937%, with various maturities to 2033(14)	10,791,744	11,145,708
1.994%, with maturity at 2035(14)	3,368,880	3,480,567
2.059%, with maturity at 2025(14)	856,984	885,418
2.259%, with maturity at 2024(14)	476,546	494,268
2.319%, with maturity at 2028(14)	196,818	207,503
2.911%, with maturity at 2023(14)	73,099	74,978
3.629%, with maturity at 2034(14)	2,033,658	2,205,842
3.701%, with maturity at 2035(14)	6,548,463	7,102,905
3.842%, with maturity at 2035(14)	5,436,708	5,897,021
5.50%, with maturity at 2020	398,783	418,894
6.00%, with various maturities to 2038	101,541,221	116,267,898
6.32%, with maturity at 2032(14)	2,100,048	2,329,550
6.50%, with various maturities to 2038	26,984,948	31,148,052
7.00%, with various maturities to 2037	62,933,273	73,433,355
7.25%, with maturity at 2025(14)	56,730	60,506
7.50%, with various maturities to 2037	44,915,141	53,077,554
8.00%, with various maturities to 2034	3,504,424	4,112,194
8.50%, with various maturities to 2037	6,143,916	7,528,004

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
9.00%, with various maturities to 2032	$1,448,427	$1,668,347
9.077%, with maturity at 2028(12)	92,881	99,060
9.50%, with various maturities to 2031	1,256,761	1,464,000
9.869%, with maturity at 2027(12)	111,993	123,784
10.50%, with maturity at 2029	149,837	175,201
11.50%, with maturity at 2031	193,536	240,649

		$344,588,601

Government National Mortgage Association:
2.00%, with maturity at 2024(14)	$359,946	$370,838
6.00%, with maturity at 2032	9,490,349	10,970,471
6.50%, with various maturities to 2032	12,248,535	14,270,606
7.00%, with various maturities to 2034	14,876,931	17,309,816
7.50%, with various maturities to 2032	3,834,299	4,417,296
7.75%, with maturity at 2019	19,791	21,768
8.00%, with various maturities to 2034	8,302,021	9,824,046
8.30%, with various maturities to 2020	12,502	13,545
8.50%, with various maturities to 2021	199,550	210,003
9.00%, with various maturities to 2025	132,961	151,658
9.50%, with various maturities to 2026	727,792	861,970

		$58,422,017

Total Mortgage Pass-Throughs (identified cost $509,965,776)		$528,635,699

U.S. Treasury Obligations — 0.6%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(15)	$1,500,000	$1,976,778
U.S. Treasury Bond, 9.875%, 11/15/15(15)	28,900,000	28,999,907

Total U.S. Treasury Obligations (identified cost $30,653,317)		$30,976,685

Total Debt Obligations — United States (identified cost $584,125,516)		$607,414,599

Common Stocks — 1.2%

Security	Shares	Value

Iceland — 0.4%
Eimskipafelag Islands HF	1,356,786	$2,772,343
Hagar HF	8,189,046	2,859,384
HB Grandi HF	8,179,615	2,725,690
Icelandair Group HF	15,320,718	4,110,466
Marel HF	2,112,389	3,753,642

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Iceland (continued)
Reitir Fasteignafelag HF(16)	4,479,397	$2,953,984

Total Iceland		$19,175,509

Romania — 0.2%
Banca Transilvania(16)	2,887,200	$1,814,306
BRD-Groupe Societe Generale SA(16)	567,100	1,645,429
Electrica SA	474,600	1,384,733
OMV Petrom SA	15,473,900	1,245,461
Societatea Nationala de Gaze Naturale ROMGAZ SA	162,200	1,173,630
Societatea Nationala Nuclearelectrica SA	202,000	345,432
Transelectrica SA	233,200	1,497,502
Transgaz SA Medias	22,600	1,484,545

Total Romania		$10,591,038

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.(16)	36,888,000	$11,302,700

Total Singapore		$11,302,700

Vietnam — 0.3%
Bank for Foreign Trade of Vietnam JSC	627,400	$1,337,053
Bank for Investment and Development of Vietnam JSC	468,816	504,470
Bao Viet Holdings	156,900	426,737
Danang Rubber JSC	52,800	109,283
HA TIEN 1 Cement JSC(16)	183,000	211,474
HAGL JSC(16)	1,002,700	631,517
Hoa Phat Group JSC	420,600	592,097
Hoa Sen Group	41,400	86,229
KIDO Group Corp.	373,100	389,279
Kinh Bac City Development Share Holding Corp.(16)	513,300	330,065
Masan Group Corp.(16)	636,000	2,105,291
PetroVietnam Drilling and Well Services JSC	236,785	388,801
PetroVietnam Fertilizer & Chemical JSC	385,500	571,543
PetroVietnam Gas JSC	165,200	345,518
PetroVietnam Technical Services Corp.	628,300	602,278
Pha Lai Thermal Power JSC	219,100	182,084
Saigon – Hanoi Commercial Joint Stock Bank(16)	829,250	252,025
Saigon Securities, Inc.	668,470	716,368
Saigon Thuong Tin Commercial JSB(16)	1,482,405	901,586
Tan Tao Investment & Industry JSC(16)	1,064,400	309,202
Vietnam Construction and Import-Export JSC	311,100	158,695
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	138,267

Security	Shares	Value

Vietnam (continued)
Vingroup JSC(16)	1,548,356	$3,149,525

Total Vietnam		$14,439,387

Total Common Stocks (identified cost $60,680,648)		$55,508,634

Investment Funds — 0.2%

Security	Shares	Value

Romania — 0.2%
Fondul Proprietatea SA	58,345,647	$11,858,630

Total Investment Funds (identified cost $14,525,368)		$11,858,630

Precious Metals — 0.5%

Description	Troy Ounces	Value
Platinum(16)	24,986	$24,615,813

Total Precious Metals (identified cost $43,799,986)		$24,615,813

Currency Options Purchased — 1.0%

Descri ption	Counter party	Principal Amount of Contracts (000’s omitted)		Strike Price		Ex piration Date	Value

Call INR /Put USD	JPMorgan Chase Bank, N.A.	INR	3,665,922	INR	65.58	1/4/16	$455,250
Call INR /Put USD	Standard Chartered Bank	INR	2,630,235	INR	65.52	1/4/16	311,317
Put CNH / Call USD	Citibank, N.A.	CNH	200,470	CNH	6.34	6/7/16	772,620
Put CNH /Call USD	Deutsche Bank AG	CNH	193,028	CNH	6.40	7/27/16	717,624
Put CNH /Call USD	Goldman Sachs Inter national	CNH	210,474	CNH	6.39	7/27/16	791,858
Put CNH /Call USD	Standard Chartered Bank	CNH	247,917	CNH	6.34	6/7/16	955,481
Put CNH /Call USD	Standard Chartered Bank	CNH	219,193	CNH	6.39	7/27/16	823,131
Put CNH /Call USD	Standard Chartered Bank	CNH	235,074	CNH	6.47	6/15/17	1,411,972
Put CNH /Call USD	Standard Chartered Bank	CNH	219,051	CNH	6.47	6/15/17	1,319,897
Put EUR /Call USD	Deutsche Bank AG	EUR	63,991	USD	1.10	11/1/16	2,603,726
Put EUR /Call USD	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	5,099,804
Put EUR /Call USD	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	9,144,138

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Descri ption	Counter party	Principal Amount of Contracts (000’s omitted)		Strike Price		Ex piration Date	Value
Put EUR /Call USD	Goldman Sachs Inter national	EUR	76,572	USD	1.06	11/10/15	$24,802

Put EUR/ Call USD	Goldman Sachs Intern ational	EUR	85,401	USD	1.10	12/10/15	1,120,018
Put EUR/ Call USD	Goldman Sachs Inter national	EUR	59,151	USD	1.19	10/29/19	5,912,830
Put EUR/ Call USD	Goldman Sachs Inter national	EUR	50,851	USD	1.38	10/29/19	11,148,045
Put EUR/ Call USD	JPMorgan Chase Bank, N.A.	EUR	76,649	USD	1.06	11/10/15	22,362
Put GBP/ Call USD	BNP Paribas	GBP	12,040	USD	1.52	11/10/15	14,842
Put GBP / Call USD	Goldman Sachs Inter national	GBP	49,297	USD	1.52	11/10/15	60,770
Put JPY/ Call USD	Deutsche Bank AG	JPY	5,023,576	JPY	120.21	1/6/16	654,181
Put JPY/ Call USD	Goldman Sachs Inter national	JPY	3,887,520	JPY	120.00	11/11/15	285,959
Put JPY/ Call USD	Goldman Sachs Inter national	JPY	5,894,433	JPY	120.27	1/6/16	754,509
Put JPY/ Call USD	JPMorgan Chase Bank, N.A.	JPY	4,496,880	JPY	120.00	11/11/15	330,783
Put JPY/ Call USD	Standard Chartered Bank	JPY	5,891,048	JPY	120.25	1/6/16	758,414

Total Currency Options Purchased (identified cost $37,938,281)							$45,494,333

Call Options Purchased — 0.2%

Descri ption	Counter party	Number of Contracts	Strike Price		Ex piration Date	Value

Hang Seng Index	Citibank, N.A.	521	HKD	14,000.00	12/30/15	$21,688
Hang Seng Index	Deutsche Bank AG	744	HKD	11,800.00	12/30/15	304,560
Nikkei 225 Index	Deutsche Bank AG	277	JPY	20,000.00	11/13/15	97,371
Nikkei 225 Index	Goldman Sachs Inter national	326	JPY	16,000.00	5/13/16	8,545,495

Total Call Options Purchased (identified cost $9,581,672)						$8,969,114

Interest Rate Swaptions Purchased — 0.0%(7)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Option to receive 3-month Saudi Riyal Interbank Offered Rate and pay 2.88%	Goldman Sachs International	8/18/16	SAR 194,432	$319,220
Option to receive 3-month Saudi Riyal Interbank Offered Rate and pay 2.84%	Goldman Sachs International	8/18/16	SAR 95,016	167,472

Total Interest Rate Swaptions Purchased (identified cost $926,143)				$486,692

Short-Term Investments — 19.2%

Foreign Government Securities — 2.0%

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 11/16/15	ISK	75,170	$423,096
Iceland Treasury Bill, 0.00%, 12/15/15	ISK	206,400	1,155,943
Iceland Treasury Bill, 0.00%, 1/15/16	ISK	1,164,165	6,491,104
Iceland Treasury Bill, 0.00%, 4/15/16	ISK	511,250	2,841,574

Total Iceland			$10,911,717

Lebanon — 1.8%
Lebanon Treasury Bill, 0.00%, 12/24/15	LBP	10,540,500	$6,946,973
Lebanon Treasury Bill, 0.00%, 1/7/16	LBP	17,357,740	11,421,050
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	48,796,800	32,084,681
Lebanon Treasury Bill, 0.00%, 1/28/16	LBP	12,741,920	8,364,499
Lebanon Treasury Bill, 0.00%, 2/4/16	LBP	3,287,660	2,156,239
Lebanon Treasury Bill, 0.00%, 3/17/16	LBP	6,855,760	4,472,996
Lebanon Treasury Bill, 0.00%, 4/14/16	LBP	8,209,310	5,330,254
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	5,102,670	3,252,567
Lebanon Treasury Bill, 0.00%, 10/6/16	LBP	5,651,920	3,591,430
Lebanon Treasury Bill, 0.00%, 10/20/16	LBP	8,085,160	5,111,058

Total Lebanon			$82,731,747

Total Foreign Government Securities (identified cost $93,444,004)			$93,643,464

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

U.S. Treasury Obligations — 1.6%

Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 12/17/15(15)		$50,000	$49,999,150
U.S. Treasury Bill, 0.00%, 3/24/16(15)		26,000	25,986,714

Total U.S. Treasury Obligations (identified cost $75,996,059)			$75,985,864

Repurchase Agreements — 0.4%

Description		Principal Amount (000’s omitted)	Value
Bank of America, N.A.:
Dated 10/27/15 with a maturity date of 11/20/15, an interest rate of 0.32% payable by the Portfolio and repurchase proceeds of EUR 18,228,772, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,262,963.	EUR	18,233	$20,049,374

Total Repurchase Agreements (identified cost $20,133,239)			$20,049,374

Other — 15.2%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(17)		$721,661	$721,660,786

Total Other (identified cost $721,660,786)			$721,660,786

Total Short-Term Investments (identified cost $911,234,088)			$911,339,488

Total Investments — 99.2% (identified cost $4,828,960,743)			$4,715,106,539

Less Unfunded Loan Commitments — (0.0)%(7)			$(939,792)

Net Investments — 99.2% (identified cost $4,828,020,951)			$4,714,166,747

Currency Options Written — (0.7)%

Descri ption	Counter party	Principal Amount of Contracts (000’s omitted)		Strike Price		Ex piration Date	Value

Put CNH /Call USD	Goldman Sachs Inter national	CNH	210,474	CNH	6.39	7/27/16	$(791,858)
Put CNH/ Call USD	Goldman Sachs Inter national	CNH	193,028	CNH	6.40	7/27/16	(717,624)

Put CNH /Call USD	Standard Chartered Bank	CNH	247,917	CNH	6.34	6/7/16	(955,482)
Put CNH /Call USD	Standard Chartered Bank	CNH	219,193	CNH	6.39	7/27/16	(823,131)
Put EUR /Call USD	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	(5,099,804)
Put EUR /Call USD	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	(9,144,138)
Put EUR /Call USD	Goldman Sachs Inter national	EUR	59,151	USD	1.19	10/29/19	(5,912,830)
Put EUR /Call USD	Goldman Sachs Inter national	EUR	50,851	USD	1.38	10/29/19	(11,148,045)
Put GBP /Call USD	BNP Paribas	GBP	12,040	USD	1.52	11/10/15	(14,842)
Put GBP /Call USD	Goldman Sachs Inter national	GBP	49,297	USD	1.52	11/10/15	(60,770)
Put JPY /Call USD	Goldman Sachs Inter national	JPY	3,887,520	JPY	120.00	11/11/15	(285,959)
Put JPY/ Call USD	JPMorgan Chase Bank, N.A.	JPY	4,496,880	JPY	120.00	11/11/15	(330,783)

Total Currency Options Written (premiums received $39,740,339)							$(35,285,266)

Call Options Written — (0.2)%

Descri ption	Counter party	Number of Contracts		Strike Price		Ex piration Date	Value

Nikkei 225 Index	Goldman Sachs Inter national		277	JPY	20,000.00	11/13/15	$(97,371)
Nikkei 225 Index	Goldman Sachs Inter national		326	JPY	16,000.00	5/13/16	(8,545,495)

Total Call Options Written (premiums received $8,663,300)							$(8,642,866)

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Interest Rate Swaptions Written — (0.0)%(7)

Descri ption	Counter party	Ex piration Date	Notional Amount (000’s omitted)	Value

Option to pay 3-month USD-LIBOR-BBA Rate and receive 1.98%	Goldman Sachs International	8/18/16	$25,008	$(158,909)
Option to pay 3-month USD-LIBOR-BBA Rate and receive 2.01%	Morgan Stanley & Co. International PLC	8/18/16	50,555	(305,566)

Total Interest Rate Swaptions Written (premium received $974,788)				$(464,475)

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security		Principal Amount (000’s omitted)	Value

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,067,557)

Total Spain			$(19,067,557)

Total Foreign Government Bonds (proceeds $20,148,066)			$(19,067,557)

Total Securities Sold Short (proceeds $20,148,066)			$(19,067,557)

Other Assets, Less Liabilities — 2.1%			$100,901,184

Net Assets — 100.0%			$4,751,607,767

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2015, the aggregate value of these securities is $1,426,091,981 or 30.0% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)

Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $542,933,608 or 11.4% of the Portfolio’s net assets.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2015.

(7)	Amount is less than 0.05% or (0.05)%, as applicable.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(10)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at October 31, 2015.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2015.

(13)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2015.

(14)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2015.

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(16)	Non-income producing.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	13,769,998	HUF	4,264,775,000	JPMorgan Chase Bank, N.A.	11/3/15	$47,526	$—
EUR	47,583,790	PLN	203,801,372	BNP Paribas	11/3/15	—	(413,320)
HUF	4,264,775,000	EUR	13,757,799	JPMorgan Chase Bank, N.A.	11/3/15	—	(34,111)
PLN	27,186,000	EUR	6,397,534	JPMorgan Chase Bank, N.A.	11/3/15	27	—
PLN	176,615,372	EUR	42,438,276	JPMorgan Chase Bank, N.A.	11/3/15	—	(963,491)
ZMW	11,560,600	USD	1,441,975	Standard Chartered Bank	11/3/15	—	(523,008)
ZMW	11,434,000	USD	1,441,794	Standard Chartered Bank	11/3/15	—	(532,891)
PHP	1,250,244,000	USD	27,193,405	Australia and New Zealand Banking Group Limited	11/4/15	—	(491,342)

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,391,183	EUR	4,880,489	Deutsche Bank AG	11/4/15	$24,289	$—
USD	2,223,026	EUR	2,003,500	Deutsche Bank AG	11/4/15	19,850	—
USD	2,215,801	EUR	2,001,627	Deutsche Bank AG	11/4/15	14,686	—
USD	2,143,967	EUR	1,949,061	Deutsche Bank AG	11/4/15	657	—
USD	27,055,702	PHP	1,250,244,000	Australia and New Zealand Banking Group Limited	11/4/15	353,639	—
ZMW	38,095,500	USD	4,714,498	Barclays Bank PLC	11/4/15	—	(1,687,016)
ZMW	38,092,000	USD	4,714,356	Barclays Bank PLC	11/4/15	—	(1,687,153)
AUD	62,356,778	USD	44,865,702	Australia and New Zealand Banking Group Limited	11/5/15	—	(403,721)
AUD	2,067,222	USD	1,485,092	Morgan Stanley & Co. International PLC	11/5/15	—	(11,110)
USD	45,195,257	AUD	62,356,778	Australia and New Zealand Banking Group Limited	11/5/15	733,277	—
USD	22,877,363	AUD	31,599,222	Morgan Stanley & Co. International PLC	11/5/15	346,308	—
USD	13,779,916	AUD	19,506,000	Morgan Stanley & Co. International PLC	11/5/15	—	(128,362)
TRY	34,084,000	USD	11,688,254	Bank of America, N.A.	11/6/15	—	(11,218)
TRY	103,016,000	USD	35,274,982	Nomura International PLC	11/6/15	17,869	—
ZMW	8,762,300	USD	1,103,987	Standard Chartered Bank	11/6/15	—	(407,998)
PHP	34,884,000	USD	738,051	Bank of America, N.A.	11/9/15	6,903	—
PHP	45,797,000	USD	969,762	BNP Paribas	11/9/15	8,242	—
PHP	34,152,000	USD	722,564	Citibank, N.A.	11/9/15	6,759	—
TRY	68,361,000	USD	23,782,372	BNP Paribas	11/9/15	—	(383,170)
USD	1,218,024	PHP	56,300,000	Bank of America, N.A.	11/9/15	15,726	—
USD	943,589	PHP	43,641,000	Citibank, N.A.	11/9/15	11,627	—
USD	320,568	PHP	14,892,000	JPMorgan Chase Bank, N.A.	11/9/15	2,547	—
USD	5,945,651	THB	214,638,000	Standard Chartered Bank	11/9/15	—	(87,678)
EUR	32,914,000	USD	36,247,859	Standard Chartered Bank	11/10/15	—	(51,006)
NZD	1,985,326	USD	1,267,879	Goldman Sachs International	11/10/15	75,809	—
NZD	9,491,000	USD	6,330,749	JPMorgan Chase Bank, N.A.	11/10/15	92,854	—
USD	6,125,515	EUR	5,500,000	Standard Chartered Bank	11/10/15	76,943	—
USD	71,456,576	EUR	65,467,000	Standard Chartered Bank	11/10/15	—	(540,123)
USD	11,694,958	NZD	18,006,509	Goldman Sachs International	11/10/15	—	(492,025)
USD	10,475,989	NZD	16,236,809	Standard Chartered Bank	11/10/15	—	(513,243)
USD	10,197,452	THB	362,188,000	Deutsche Bank AG	11/10/15	16,969	—
USD	8,064,277	THB	293,580,000	Deutsche Bank AG	11/16/15	—	(185,920)
USD	1,525,513	THB	55,579,000	JPMorgan Chase Bank, N.A.	11/16/15	—	(36,371)
USD	12,859,129	TWD	417,986,000	Bank of America, N.A.	11/16/15	—	(13,603)
USD	15,169,512	TWD	493,085,000	BNP Paribas	11/16/15	—	(16,048)
USD	16,336,441	TWD	531,016,000	Goldman Sachs International	11/16/15	—	(17,282)
JPY	3,243,657,000	USD	26,940,225	JPMorgan Chase Bank, N.A.	11/17/15	—	(56,997)
USD	5,035,801	EUR	4,514,875	JPMorgan Chase Bank, N.A.	11/17/15	70,172	—
USD	2,034,415	EUR	1,787,539	JPMorgan Chase Bank, N.A.	11/17/15	68,412	—
USD	3,951,386	EUR	3,552,446	JPMorgan Chase Bank, N.A.	11/17/15	44,272	—
USD	2,459,649	EUR	2,213,850	JPMorgan Chase Bank, N.A.	11/17/15	24,774	—
USD	1,382,624	EUR	1,241,849	JPMorgan Chase Bank, N.A.	11/17/15	16,791	—
USD	1,808,723	EUR	1,636,615	JPMorgan Chase Bank, N.A.	11/17/15	8,712	—
USD	801,896	EUR	725,578	JPMorgan Chase Bank, N.A.	11/17/15	3,878	—
USD	964,967	EUR	874,180	JPMorgan Chase Bank, N.A.	11/17/15	3,511	—
USD	26,097,280	JPY	3,243,657,000	JPMorgan Chase Bank, N.A.	11/17/15	—	(785,949)

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CLP	16,391,106,000	USD	23,741,463	BNP Paribas	11/18/15	$—	$(74,017)
EUR	10,697,602	USD	12,073,314	Australia and New Zealand Banking Group Limited	11/18/15	—	(307,539)
USD	23,507,882	CLP	16,391,106,000	BNP Paribas	11/18/15	—	(159,564)
USD	31,383,744	EUR	28,592,540	Australia and New Zealand Banking Group Limited	11/18/15	—	(63,807)
USD	23,219,261	RON	92,192,078	BNP Paribas	11/18/15	361,269	—
USD	828,203	RON	3,288,381	BNP Paribas	11/18/15	12,886	—
MXN	1,333,969,053	USD	80,412,867	Standard Chartered Bank	11/19/15	257,046	—
NZD	36,120,914	USD	22,716,081	Standard Chartered Bank	11/19/15	1,714,213	—
USD	138,086,337	NZD	211,644,410	Standard Chartered Bank	11/19/15	—	(5,058,856)
CNH	95,120,000	USD	14,638,350	Bank of America, N.A.	11/20/15	377,816	—
CNH	93,885,000	USD	14,453,853	Deutsche Bank AG	11/20/15	367,349	—
CNH	119,878,000	USD	18,441,351	Goldman Sachs International	11/20/15	483,249	—
SGD	31,615,000	USD	22,174,030	Bank of America, N.A.	11/20/15	379,774	—
SGD	34,641,000	USD	24,316,299	Goldman Sachs International	11/20/15	396,220	—
SGD	30,994,000	USD	21,742,760	Goldman Sachs International	11/20/15	368,029	—
USD	14,757,583	CNH	95,120,000	Bank of America, N.A.	11/20/15	—	(258,583)
USD	14,561,458	CNH	93,885,000	Deutsche Bank AG	11/20/15	—	(259,744)
USD	18,594,385	CNH	119,878,000	Goldman Sachs International	11/20/15	—	(330,215)
USD	42,595,887	SGD	59,860,000	Bank of America, N.A.	11/20/15	—	(107,598)
USD	46,695,361	SGD	65,635,000	Goldman Sachs International	11/20/15	—	(127,947)
CAD	63,495,000	USD	48,912,667	State Street Bank and Trust Company	11/23/15	—	(360,906)
CAD	60,678,950	USD	47,037,763	State Street Bank and Trust Company	11/23/15	—	(639,309)
USD	93,546,746	CAD	124,173,950	State Street Bank and Trust Company	11/23/15	—	(1,403,469)
USD	39,997,838	PHP	1,850,100,000	BNP Paribas	11/23/15	500,389	—
USD	50,648,719	RUB	3,214,927,425	Bank of America, N.A.	11/23/15	598,812	—
USD	10,607,880	RUB	671,192,383	Bank of America, N.A.	11/23/15	158,774	—
USD	45,796,251	RUB	2,863,708,244	BNP Paribas	11/23/15	1,214,115	—
USD	793,033	RUB	51,294,637	BNP Paribas	11/23/15	—	(5,520)
USD	12,701,969	PLN	47,734,000	Standard Chartered Bank	11/24/15	358,115	—
USD	77,601,624	EUR	69,825,192	Goldman Sachs International	11/25/15	797,475	—
USD	8,106,976	EUR	7,170,241	Goldman Sachs International	11/25/15	220,076	—
USD	2,304,960	EUR	1,987,823	Goldman Sachs International	11/25/15	118,456	—
USD	1,051,983	EUR	952,222	Goldman Sachs International	11/25/15	4,588	—
USD	3,961,990	RON	15,247,321	BNP Paribas	11/25/15	182,246	—
USD	7,687,983	RON	30,317,560	BNP Paribas	11/25/15	172,394	—
USD	3,918,380	RON	15,191,560	BNP Paribas	11/25/15	152,460	—
USD	2,650,806	RON	10,317,960	BNP Paribas	11/25/15	93,029	—
USD	11,021,166	TWD	361,880,000	Australia and New Zealand Banking Group Limited	11/25/15	—	(121,969)
USD	6,720,559	TWD	221,308,000	BNP Paribas	11/25/15	—	(94,034)
USD	9,493,301	TWD	311,760,000	JPMorgan Chase Bank, N.A.	11/25/15	—	(106,522)
EUR	17,075,139	USD	19,135,972	BNP Paribas	11/27/15	—	(353,715)
EUR	6,764,861	USD	7,549,623	Standard Chartered Bank	11/27/15	—	(108,433)
USD	16,597,890	EUR	13,856,000	HSBC Bank USA, N.A.	11/27/15	1,356,612	—
USD	12,564,864	EUR	9,984,000	Standard Chartered Bank	11/27/15	1,582,695	—
USD	19,417,390	RUB	1,224,140,225	BNP Paribas	11/27/15	383,530	—
USD	14,008,486	RUB	887,857,843	BNP Paribas	11/27/15	203,400	—

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	39,798,155	RUB	2,602,799,309	Bank of America, N.A.	11/30/15	$—	$(634,709)
USD	14,521,656	TWD	470,400,000	BNP Paribas	11/30/15	38,162	—
USD	11,455,909	TWD	371,160,000	JPMorgan Chase Bank, N.A.	11/30/15	27,989	—
ZMW	6,413,000	USD	827,484	Standard Chartered Bank	11/30/15	—	(323,753)
EUR	2,811,356	USD	3,104,018	Standard Chartered Bank	12/2/15	—	(11,396)
EUR	9,939,972	USD	10,993,013	Standard Chartered Bank	12/2/15	—	(58,582)
USD	202,624,110	EUR	175,816,796	Standard Chartered Bank	12/2/15	9,217,478	—
USD	7,973,385	EUR	7,055,000	Standard Chartered Bank	12/2/15	212,557	—
USD	14,430,104	TWD	477,420,000	Bank of America, N.A.	12/2/15	—	(269,036)
USD	11,371,808	TWD	376,350,000	Deutsche Bank AG	12/2/15	—	(215,518)
USD	7,219,253	TWD	238,849,000	Goldman Sachs International	12/2/15	—	(134,596)
GBP	30,669,156	EUR	41,471,987	BNP Paribas	12/3/15	1,649,275	—
GBP	30,480,959	EUR	41,469,000	Morgan Stanley & Co. International PLC	12/3/15	1,362,489	—
ZMW	6,537,000	USD	833,801	ICBC Standard Bank plc	12/3/15	—	(321,106)
ZMW	10,867,000	USD	1,389,642	ICBC Standard Bank plc	12/3/15	—	(537,346)
USD	33,271,371	EUR	29,782,900	Goldman Sachs International	12/4/15	507,604	—
USD	19,896,710	EUR	17,666,900	Goldman Sachs International	12/4/15	461,591	—
ZMW	6,132,000	USD	791,226	Standard Chartered Bank	12/4/15	—	(310,519)
ZMW	6,495,000	USD	833,761	ICBC Standard Bank plc	12/8/15	—	(325,545)
USD	23,331,122	INR	1,537,220,000	Bank of America, N.A.	12/9/15	—	(41,207)
USD	19,795,348	INR	1,304,456,000	Deutsche Bank AG	12/9/15	—	(37,972)
USD	38,007,753	INR	2,480,443,000	Standard Chartered Bank	12/9/15	294,394	—
HUF	13,155,981,269	USD	47,460,250	Standard Chartered Bank	12/11/15	—	(934,115)
TRY	206,210	USD	65,978	Standard Chartered Bank	12/11/15	3,953	—
USD	46,867,474	HUF	13,155,981,269	Standard Chartered Bank	12/11/15	341,339	—
USD	7,035,026	TRY	21,987,623	Standard Chartered Bank	12/11/15	—	(421,494)
USD	7,687,326	TRY	24,026,354	Standard Chartered Bank	12/11/15	—	(460,575)
USD	42,708,884	NZD	68,225,055	Deutsche Bank AG	12/15/15	—	(3,346,991)
CHF	90,068,000	USD	93,223,620	BNP Paribas	12/16/15	—	(1,970,411)
SEK	774,392,000	USD	93,808,843	BNP Paribas	12/16/15	—	(3,075,153)
USD	93,287,346	CHF	90,068,000	BNP Paribas	12/16/15	2,034,138	—
USD	18,024,786	EUR	16,139,672	Goldman Sachs International	12/16/15	264,668	—
USD	495,634	EUR	435,225	Goldman Sachs International	12/16/15	16,712	—
USD	355,751	EUR	315,564	Goldman Sachs International	12/16/15	8,504	—
USD	702,951	EUR	631,129	Goldman Sachs International	12/16/15	8,456	—
USD	247,511	EUR	217,613	Goldman Sachs International	12/16/15	8,049	—
USD	486,647	EUR	435,225	Goldman Sachs International	12/16/15	7,725	—
USD	45,246,039	EUR	40,514,003	Standard Chartered Bank	12/16/15	664,373	—
USD	4,698,614	EUR	4,139,201	Standard Chartered Bank	12/16/15	143,831	—
USD	63,782,125	SEK	532,096,000	BNP Paribas	12/16/15	1,437,688	—
USD	28,951,953	SEK	242,296,000	BNP Paribas	12/16/15	562,700	—
ZMW	16,298,000	USD	2,060,300	Standard Chartered Bank	12/16/15	—	(789,751)
EUR	22,198,816	HUF	6,944,677,500	Deutsche Bank AG	12/17/15	—	(131,665)
HUF	6,944,677,500	EUR	22,277,789	Deutsche Bank AG	12/17/15	44,761	—
PLN	177,513,000	EUR	42,095,605	Deutsche Bank AG	12/17/15	—	(445,722)
CAD	61,994,881	USD	48,042,778	Standard Chartered Bank	12/23/15	—	(645,026)

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	46,686,584	CAD	61,994,881	Standard Chartered Bank	12/23/15	$—	$(711,169)
USD	19,647,998	EUR	17,375,000	Goldman Sachs International	12/23/15	525,330	—
USD	84,052,360	EUR	74,337,885	JPMorgan Chase Bank, N.A.	12/23/15	2,237,187	—
ZMW	3,722,000	USD	466,416	Citibank, N.A.	12/23/15	—	(177,197)
ZMW	6,159,000	USD	775,693	Standard Chartered Bank	12/28/15	—	(298,208)
USD	19,580,128	EUR	17,423,453	Goldman Sachs International	1/6/16	397,819	—
USD	12,628,859	SGD	18,082,000	Standard Chartered Bank	1/6/16	—	(250,487)
ZMW	2,496,000	USD	310,255	BNP Paribas	1/11/16	—	(118,220)
ZMW	7,046,000	USD	833,846	ICBC Standard Bank plc	1/11/16	—	(291,749)
TRY	112,747,140	USD	45,963,522	Bank of America, N.A.	1/13/16	—	(8,082,118)
TRY	27,393,595	USD	11,219,986	Deutsche Bank AG	1/13/16	—	(2,016,135)
USD	11,976,111	AUD	16,532,000	Goldman Sachs International	1/13/16	228,578	—
USD	20,564,459	TRY	57,899,235	BNP Paribas	1/13/16	1,111,156	—
USD	13,756,055	TRY	37,911,000	BNP Paribas	1/13/16	1,018,509	—
USD	5,365,881	TRY	14,607,000	BNP Paribas	1/13/16	458,140	—
USD	10,911,631	TRY	29,723,500	Standard Chartered Bank	1/13/16	924,966	—
ZMW	6,335,000	USD	749,704	Standard Chartered Bank	1/14/16	—	(263,226)
USD	31,483,775	EUR	27,516,212	Standard Chartered Bank	1/15/16	1,184,008	—
USD	1,572,391	EUR	1,379,000	Standard Chartered Bank	1/15/16	53,891	—
USD	6,699,559	EUR	6,054,183	Standard Chartered Bank	1/15/16	32,932	—
USD	41,964,746	RON	163,003,662	Bank of America, N.A.	1/15/16	1,555,464	—
ZMW	6,196,000	USD	777,415	Citibank, N.A.	1/15/16	—	(301,910)
ZMW	6,368,000	USD	749,617	Standard Chartered Bank	1/19/16	—	(262,135)
ZMW	25,325,000	USD	3,102,603	Standard Chartered Bank	1/19/16	—	(1,163,926)
EUR	555,740	USD	631,626	Standard Chartered Bank	1/21/16	—	(19,588)
USD	6,852,127	EUR	6,034,139	Standard Chartered Bank	1/21/16	206,714	—
USD	4,575,451	EUR	4,020,000	Standard Chartered Bank	1/21/16	148,215	—
USD	51,784,095	SGD	71,954,000	Goldman Sachs International	1/21/16	553,174	—
USD	11,289,992	THB	401,585,000	Standard Chartered Bank	1/25/16	31,635	—
USD	8,022,863	THB	285,293,000	Deutsche Bank AG	1/26/16	24,980	—
USD	3,394,729	TWD	110,254,000	Goldman Sachs International	1/26/16	70	—
USD	44,345,234	EUR	38,986,706	Standard Chartered Bank	1/27/16	1,403,539	—
USD	7,352,667	PEN	24,466,000	BNP Paribas	1/28/16	5,520	—
USD	7,352,667	PEN	24,466,000	Standard Chartered Bank	1/28/16	5,520	—
RSD	462,948,912	EUR	3,615,376	Citibank, N.A.	1/29/16	203,970	—
RSD	165,749,109	EUR	1,307,376	Citibank, N.A.	1/29/16	58,745	—
RSD	85,576,000	EUR	675,422	Deutsche Bank AG	1/29/16	29,860	—
USD	31,483,203	TWD	1,019,190,000	Goldman Sachs International	1/29/16	103,396	—
PLN	203,801,372	EUR	47,387,954	BNP Paribas	2/3/16	407,001	—
USD	24,083,357	EUR	21,809,696	Goldman Sachs International	2/3/16	57,571	—
ZMW	7,020,700	USD	833,812	ICBC Standard Bank plc	2/8/16	—	(302,820)
ZMW	16,683,700	USD	2,078,966	Citibank, N.A.	2/10/16	—	(818,518)
ZMW	71,386,000	USD	8,388,484	Barclays Bank PLC	2/11/16	—	(2,998,249)
ZMW	7,142,000	USD	833,859	ICBC Standard Bank plc	2/19/16	—	(296,929)
USD	7,352,409	PEN	25,182,000	Standard Chartered Bank	2/24/16	—	(166,738)
USD	11,028,861	PEN	38,022,000	BNP Paribas	2/26/16	—	(319,352)

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	101,090,000	USD	15,583,475	Deutsche Bank AG	3/2/16	$235,533	$—
CNH	202,210,000	USD	31,170,373	Goldman Sachs International	3/2/16	472,337	—
USD	16,002,849	CNH	101,090,000	Deutsche Bank AG	3/2/16	183,842	—
USD	32,012,982	CNH	202,210,000	Goldman Sachs International	3/2/16	370,272	—
CNH	101,082,000	USD	15,584,404	Bank of America, N.A.	3/7/16	227,889	—
CNH	101,090,000	USD	15,584,676	Citibank, N.A.	3/7/16	228,868	—
CNH	98,918,000	USD	15,252,178	Goldman Sachs International	3/7/16	221,600	—
USD	16,001,583	CNH	101,082,000	Bank of America, N.A.	3/7/16	189,290	—
USD	16,002,849	CNH	101,090,000	Citibank, N.A.	3/7/16	189,305	—
USD	15,657,776	CNH	98,918,000	Goldman Sachs International	3/7/16	183,999	—
ZMW	8,572,000	USD	1,050,739	Standard Chartered Bank	3/10/16	—	(413,250)
ZMW	8,304,000	USD	1,013,301	ICBC Standard Bank plc	3/14/16	—	(397,071)
ZMW	8,395,000	USD	1,013,889	Standard Chartered Bank	3/14/16	—	(390,906)
ZMW	15,774,300	USD	1,873,432	Barclays Bank PLC	3/24/16	—	(709,103)
OMR	9,663,500	USD	25,028,490	Standard Chartered Bank	4/4/16	—	(37,721)
USD	25,000,000	OMR	9,663,500	Standard Chartered Bank	4/4/16	9,231	—
OMR	10,079,000	USD	26,044,601	BNP Paribas	5/11/16	—	(24,206)
USD	25,976,804	OMR	10,079,000	BNP Paribas	5/11/16	—	(43,591)
OMR	9,697,750	USD	25,084,713	Standard Chartered Bank	5/26/16	—	(72,784)
USD	25,000,000	OMR	9,697,750	Standard Chartered Bank	5/26/16	—	(11,929)
OMR	15,499,200	USD	40,075,501	Standard Chartered Bank	6/8/16	—	(134,256)
USD	40,000,000	OMR	15,499,200	Standard Chartered Bank	6/8/16	58,755	—
CNH	187,350,000	USD	28,596,505	Standard Chartered Bank	6/13/16	535,827	—
CNH	24,300,657	USD	3,708,892	Standard Chartered Bank	6/13/16	69,784	—
USD	31,731,733	CNH	211,650,657	Standard Chartered Bank	6/13/16	—	(1,179,274)
CNH	119,878,000	USD	18,249,049	Goldman Sachs International	7/29/16	348,743	—
CNH	115,671,405	USD	17,611,359	Goldman Sachs International	7/29/16	333,824	—
CNH	93,275,000	USD	14,202,512	Goldman Sachs International	7/29/16	268,108	—
CNH	183,040,967	USD	27,862,237	Standard Chartered Bank	7/29/16	534,614	—
USD	25,513,000	CNH	170,554,405	Goldman Sachs International	7/29/16	—	(946,695)
USD	23,587,183	CNH	158,270,000	Goldman Sachs International	7/29/16	—	(966,717)
USD	27,149,760	CNH	183,040,967	Standard Chartered Bank	7/29/16	—	(1,247,091)
USD	5,000,000	OMR	1,946,000	Deutsche Bank AG	8/17/16	7,209	—
USD	11,029,018	PEN	38,767,000	Standard Chartered Bank	8/29/16	—	(179,239)
LKR	1,000,000,000	USD	6,807,352	Citibank, N.A.	9/13/16	20,076	—
LKR	801,865,000	USD	5,466,019	Citibank, N.A.	9/13/16	8,656	—
LKR	500,000,000	USD	3,405,995	Citibank, N.A.	9/13/16	7,719	—
USD	4,369,063	LKR	636,354,000	Citibank, N.A.	9/13/16	24,402	—
USD	5,493,054	LKR	806,655,000	Citibank, N.A.	9/13/16	—	(14,325)
USD	5,848,526	LKR	858,856,000	Citibank, N.A.	9/13/16	—	(15,252)
LKR	1,128,431,400	USD	7,681,630	Citibank, N.A.	9/14/16	21,740	—
USD	3,684,492	LKR	537,199,000	Citibank, N.A.	9/14/16	17,240	—
USD	4,031,588	LKR	591,232,400	Citibank, N.A.	9/14/16	—	(4,529)
USD	2,187,346	LKR	322,414,800	Citibank, N.A.	9/21/16	—	(11,829)
USD	2,548,997	LKR	375,849,600	Citibank, N.A.	9/21/16	—	(14,654)
USD	5,838,182	LKR	860,723,200	Citibank, N.A.	9/21/16	—	(32,767)

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	967,848	LKR	142,999,524	Standard Chartered Bank	9/21/16	$—	$(7,545)
USD	1,740,580	LKR	256,648,500	Citibank, N.A.	9/26/16	—	(8,969)
USD	3,647,257	LKR	537,788,000	Citibank, N.A.	9/26/16	—	(18,793)
USD	3,238,364	LKR	480,249,450	Citibank, N.A.	9/26/16	—	(35,451)
USD	1,111,123	AOA	202,780,000	ICBC Standard Bank plc	10/3/16	19,724	—
USD	7,352,732	PEN	25,900,000	BNP Paribas	11/2/16	—	(19,437)
USD	9,191,199	PEN	32,376,000	Standard Chartered Bank	11/2/16	—	(24,297)
USD	25,000,000	OMR	9,685,000	Standard Chartered Bank	3/20/17	426,727	—
USD	17,562,100	OMR	6,858,000	Deutsche Bank AG	5/31/17	222,384	—
USD	50,000,000	OMR	19,600,000	Standard Chartered Bank	6/5/17	455,520	—
USD	25,000,000	OMR	9,788,750	Standard Chartered Bank	6/5/17	256,197	—
USD	39,438,168	OMR	15,499,200	Standard Chartered Bank	8/14/17	392,107	—
USD	24,676,209	OMR	9,697,750	Standard Chartered Bank	8/14/17	245,339	—
USD	24,589,059	OMR	9,663,500	Standard Chartered Bank	8/14/17	244,473	—
USD	25,689,453	OMR	10,079,000	BNP Paribas	8/21/17	306,711	—

						$54,552,417	$(61,678,446)

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized (Depreciation)

11/5/15	COP	100,202,000	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$33,569,918	$(306,731)

11/5/15	COP	93,579,500	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	32,866,851	(415,915)

11/5/15	COP	(100,202,000)	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	(33,179,991)	(83,197)
11/5/15	COP	(93,579,500)	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	(33,377,872)	(73,065)

						$(878,908)

*	Represents a short-term forward contract to purchase or (sell) the referenced entity denominated in a non-deliverable foreign currency.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
Brent Crude Oil	1,101	Short	Nov-15	$(64,872,380)	$(54,565,560)	$10,306,820
Gold	274	Short	Dec-15	(29,844,080)	(31,274,360)	(1,430,280)
High Grade Copper	198	Short	Dec-15	(11,427,111)	(11,471,625)	(44,514)
High Grade Copper	956	Short	Mar-16	(55,309,011)	(55,603,350)	(294,339)

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Futures Contracts (continued)
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Equity Futures
SGX CNX Nifty Index	1,479	Long	Nov-15	$24,726,390	$23,858,707	$(867,683)
E-mini S&P 500 Index	566	Short	Dec-15	(55,013,785)	(58,685,710)	(3,671,925)
Euro Stoxx 50 Index	635	Long	Dec-15	22,204,699	23,725,370	1,520,671
Nikkei 225 Index	58	Long	Dec-15	5,111,250	5,441,045	329,795
TOPIX Index	443	Long	Dec-15	52,725,333	56,703,841	3,978,508

Interest Rate Futures
Euro-Bobl	2,616	Short	Dec-15	(368,791,045)	(372,300,601)	(3,509,556)
Euro-Bund	259	Short	Dec-15	(43,584,387)	(44,774,890)	(1,190,503)
IMM 10-Year Interest Rate Swap	735	Long	Dec-15	72,017,558	70,914,123	(1,103,435)
Japan 10-Year Bond	143	Short	Dec-15	(175,126,709)	(176,051,048)	(924,339)
U.S. 2-Year Deliverable Interest Rate Swap	1,549	Short	Dec-15	(156,340,087)	(156,715,235)	(375,148)
U.S. 2-Year Treasury Note	782	Short	Dec-15	(170,915,875)	(170,989,187)	(73,312)
U.S. 5-Year Treasury Note	898	Short	Dec-15	(107,548,334)	(107,556,547)	(8,213)
U.S. 5-Year Deliverable Interest Rate Swap	1,995	Short	Dec-15	(202,386,361)	(203,677,031)	(1,290,670)
U.S. 10-Year Deliverable Interest Rate Swap	3,661	Short	Dec-15	(372,238,626)	(379,027,906)	(6,789,280)
U.S. 10-Year Treasury Note	1,395	Short	Dec-15	(177,601,059)	(178,124,063)	(523,004)
U.S. 30-Year Deliverable Interest Rate Swap	106	Short	Dec-15	(10,601,953)	(11,000,813)	(398,860)
90-Day Sterling	4,883	Short	Mar-16	(933,742,148)	(934,649,274)	(907,126)
CME 90-Day Eurodollar	962	Short	Mar-17	(235,906,450)	(237,734,250)	(1,827,800)
CME 90-Day Eurodollar	957	Short	Sep-17	(235,039,200)	(235,852,650)	(813,450)

						$(9,907,643)

CME:  Chicago Mercantile Exchange.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro Stoxx 50 Index:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	298,283	Pays	Mexico Interbank TIIE 28 Day	6.26%		9/29/25	$(3,732)
CME Group, Inc.	MXN	298,285	Pays	Mexico Interbank TIIE 28 Day	6.29		10/1/25	43,619
CME Group, Inc.	MXN	494,432	Pays	Mexico Interbank TIIE 28 Day	6.24		10/2/25	(63,704)
LCH.Clearnet(1)	EUR	8,627	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	12/16/17	(23,350)
LCH.Clearnet(1)	EUR	49,256	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	12/16/20	(516,202)
LCH.Clearnet(1)	EUR	22,902	Receives	6-month Euro Interbank Offered Rate	0.75	(2)	12/16/25	(580,660)
LCH.Clearnet	PLN	33,910	Pays	6-month PLN WIBOR	4.40		8/20/17	490,971
LCH.Clearnet	PLN	372,117	Pays	6-month PLN WIBOR	1.95		10/27/19	983,376
LCH.Clearnet	PLN	44,238	Pays	6-month PLN WIBOR	1.78		2/27/20	131,791
LCH.Clearnet	PLN	69,237	Pays	6-month PLN WIBOR	1.72		2/27/20	160,302
LCH.Clearnet	PLN	206,755	Pays	6-month PLN WIBOR	1.78		2/27/20	623,203
LCH.Clearnet(1)		$20,456	Receives	3-month USD-LIBOR-BBA	1.50	(2)	12/16/17	34,590
LCH.Clearnet		$8,043	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	186,167
LCH.Clearnet		$15,300	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	341,910
LCH.Clearnet		$8,222	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	143,116
LCH.Clearnet		$10,439	Pays	3-month USD-LIBOR-BBA	1.70		7/31/20	203,504
LCH.Clearnet		$15,520	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	278,067
LCH.Clearnet		$19,400	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	347,347
LCH.Clearnet		$20,736	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	333,793
LCH.Clearnet		$22,053	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	226,853
LCH.Clearnet		$10,695	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	138,600
LCH.Clearnet		$11,461	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	147,721
LCH.Clearnet		$23,643	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	316,785
LCH.Clearnet		$40,058	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	547,734
LCH.Clearnet		$38,126	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	217,394
LCH.Clearnet		$11,213	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	109,021
LCH.Clearnet		$27,660	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	267,244
LCH.Clearnet		$1,500	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	6,546
LCH.Clearnet		$1,500	Pays	3-month USD-LIBOR-BBA	1.54		9/23/20	6,271
LCH.Clearnet		$11,970	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	(39,635)
LCH.Clearnet		$11,970	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	(41,092)
LCH.Clearnet		$12,320	Pays	3-month USD-LIBOR-BBA	1.38		10/29/20	(67,225)
LCH.Clearnet		$13,918	Pays	3-month USD-LIBOR-BBA	2.10	(2)	7/27/22	398,201
LCH.Clearnet		$14,712	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	369,200
LCH.Clearnet(1)		$16,500	Receives	3-month USD-LIBOR-BBA	2.50	(2)	12/16/25	(418,347)
LCH.Clearnet(1)		$18,928	Receives	3-month USD-LIBOR-BBA	2.75	(2)	12/16/45	(1,148,473)

								$4,150,906

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after October 31, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	PLN	31,619	Pays	6-month PLN WIBOR	4.34%	7/30/17	$445,333
Bank of America, N.A.	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(286,335)
Bank of America, N.A.	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	286,004
Bank of America, N.A.	PLN	14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	(260,891)
Bank of America, N.A.	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(1,773,414)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	928,692
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	402,097
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	2,007,602
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	3,413,196
Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53	11/19/17	(3,008,209)
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	1,124,015
BNP Paribas	CNY	146,137	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	48,078
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	942,092
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(717,323)
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	313,519
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	(256,340)
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	1,502,153
BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	43,147
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(39,435)
Citibank, N.A.	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	391,106
Citibank, N.A.	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	578,051
Citibank, N.A.	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	131,889
Citibank, N.A.	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	417,249
Citibank, N.A.	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	389,332
Citibank, N.A.	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	443,250
Citibank, N.A.	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(328,932)
Citibank, N.A.	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	601,539
Citibank, N.A.	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	491,007
Citibank, N.A.	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	1,476,985
Citibank, N.A.	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(1,348,409)
Credit Suisse International	RUB	2,406,574	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	558,439
Credit Suisse International	RUB	802,192	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	138,480
Credit Suisse International	RUB	1,203,287	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	162,497
Credit Suisse International	RUB	786,462	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	91,223
Deutsche Bank AG	BRL	87,307	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(1,332,374)
Deutsche Bank AG	BRL	92,820	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	(1,439,640)
Deutsche Bank AG	CNY	296,645	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	97,275
Deutsche Bank AG	CNY	357,052	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	118,546
Deutsche Bank AG	CNY	232,621	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	80,841
Deutsche Bank AG	CNY	115,408	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	41,548
Deutsche Bank AG	CNY	220,924	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	81,237
Deutsche Bank AG	CNY	290,387	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	107,800
Deutsche Bank AG	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	379,807
Deutsche Bank AG	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	(350,605)

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	SAR	57,250	Receives	3-month Saudi Riyal Interbank Offered Rate	2.15%	6/28/20	$50,439
Deutsche Bank AG	SAR	30,821	Receives	3-month Saudi Riyal Interbank Offered Rate	2.31	8/2/20	(6,557)
Deutsche Bank AG	SAR	38,759	Receives	3-month Saudi Riyal Interbank Offered Rate	2.19	8/2/20	59,632
Deutsche Bank AG	SAR	58,140	Receives	3-month Saudi Riyal Interbank Offered Rate	2.13	8/2/20	132,205
Deutsche Bank AG	SAR	79,700	Receives	3-month Saudi Riyal Interbank Offered Rate	2.30	10/28/20	146,524
Goldman Sachs International	BRL	259,485	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(3,206,736)
Goldman Sachs International	BRL	299,451	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(3,603,115)
Goldman Sachs International	BRL	149,601	Pays	Brazil CETIP Interbank Deposit Rate	13.27	1/2/18	(2,095,929)
Goldman Sachs International	BRL	267,610	Pays	Brazil CETIP Interbank Deposit Rate	13.19	1/2/18	(3,802,032)
Goldman Sachs International	BRL	415,918	Pays	Brazil CETIP Interbank Deposit Rate	13.26	1/2/18	(5,862,785)
Goldman Sachs International	BRL	542,992	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(7,736,856)
Goldman Sachs International	BRL	61,202	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	4,592,270
Goldman Sachs International	BRL	70,793	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	5,478,049
Goldman Sachs International	CNY	296,646	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	97,275
Goldman Sachs International	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	134,234
Goldman Sachs International	CNY	303,345	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	100,107
Goldman Sachs International	CNY	164,868	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	58,044
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	288,371
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	742,037
Goldman Sachs International	SAR	30,190	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	19,504
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	148,464
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	(24,327)
Goldman Sachs International	SAR	83,127	Receives	3-month Saudi Riyal Interbank Offered Rate	2.33	8/17/20	7,060
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	(70,613)
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	(69,105)
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	(146,474)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	229,877
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	98,838
Goldman Sachs International	SAR	52,237	Receives	3-month Saudi Riyal Interbank Offered Rate	2.23	9/28/20	116,125
Goldman Sachs International	SAR	46,500	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	10/29/20	56,637
Goldman Sachs International	SAR	56,075	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	88,979
Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	119,208
JPMorgan Chase Bank, N.A.	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	134,234
JPMorgan Chase Bank, N.A.	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	536,497
JPMorgan Chase Bank, N.A.	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	373,776
Standard Chartered Bank	CNY	312,258	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	113,236
Standard Chartered Bank	CNY	373,226	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	172,129
Standard Chartered Bank	CNY	292,382	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	92,561
Standard Chartered Bank	CNY	105,517	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	35,925

							$(5,310,170)

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$4,600	1.00	%(1)	6/20/17	1.37%	$(22,816)	$50,139	$27,323

Total		$4,600					$(22,816)	$50,139	$27,323

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$3,910	1.00	%(1)	12/20/19	$181,967	$(98,579)	$83,388
South Africa	ICE Clear Credit	9,900	1.00	(1)	3/20/20	514,871	(274,727)	240,144
South Africa	ICE Clear Credit	5,000	1.00	(1)	6/20/20	289,144	(153,172)	135,972

Total						$985,982	$(526,478)	$459,504

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Colombia	Barclays Bank PLC	$4,950	1.00	%(1)	3/20/20	1.91%	$(182,332)	$145,577	$(36,755)
Colombia	BNP Paribas	2,000	1.00	(1)	3/20/20	1.91	(73,670)	56,971	(16,699)
Colombia	BNP Paribas	2,920	1.00	(1)	3/20/20	1.91	(107,558)	84,304	(23,254)
Colombia	BNP Paribas	4,870	1.00	(1)	3/20/20	1.91	(179,386)	140,380	(39,006)
Colombia	BNP Paribas	34,625	1.00	(1)	3/20/20	1.91	(1,275,408)	1,016,096	(259,312)
Colombia	Goldman Sachs International	2,868	1.00	(1)	3/20/20	1.91	(105,642)	81,939	(23,703)
Colombia	JPMorgan Chase Bank, N.A.	1,950	1.00	(1)	3/20/20	1.91	(71,828)	57,072	(14,756)
Dominican Republic	Barclays Bank PLC	9,060	1.00	(1)	3/20/16	3.78	(87,428)	66,850	(20,578)
Nigeria	Citibank, N.A.	5,060	3.50		6/20/16	2.60	48,415	—	48,415
Nigeria	Citibank, N.A.	1,900	1.00	(1)	9/20/16	2.68	(25,992)	46,910	20,918
Slovenia	Barclays Bank PLC	10,000	1.00	(1)	3/20/20	0.99	15,511	144,027	159,538
Slovenia	BNP Paribas	10,000	1.00	(1)	3/20/20	0.99	15,511	70,929	86,440
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/15	1.01	18,521	3,679	22,200
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/15	1.01	5,625	1,171	6,796
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	1.50	(162,581)	246,189	83,608
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	1.50	(170,179)	134,374	(35,805)
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	1.50	(131,535)	92,577	(38,958)
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	1.50	(239,214)	142,212	(97,002)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.01	13,092	3,052	16,144
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.01	8,001	1,850	9,851
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.41	(22,556)	44,199	21,643
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.50	(93,137)	109,396	16,259
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.50	(74,183)	81,255	7,072

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	BNP Paribas	$19,000	1.00	%(1)	9/20/17	1.50%	$(155,228)	$188,950	$33,722
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.50	(75,163)	105,868	30,705
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.50	(137,499)	141,605	4,106
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	1.01	18,521	4,324	22,845
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	1.01	11,392	5,911	17,303
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	1.01	8,438	2,144	10,582
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.50	(81,699)	134,041	52,342
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/15	1.01	14,177	3,305	17,482
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	1.50	(138,398)	232,778	94,380
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	1.50	(124,182)	188,044	63,862
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	1.50	(75,163)	88,285	13,122
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	1.01	18,897	4,624	23,521
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	1.01	8,742	2,222	10,964
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.50	(87,336)	139,553	52,217
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.56	(85,409)	81,257	(4,152)
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	1.50	(75,163)	121,701	46,538
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	1.50	(74,722)	87,767	13,045
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	1.50	(77,722)	76,848	(874)
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	1.50	(75,163)	102,681	27,518
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.41	(24,811)	47,299	22,488
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.50	(75,163)	101,086	25,923
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.50	(72,712)	65,589	(7,123)
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.50	(32,680)	23,054	(9,626)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.56	(75,252)	73,000	(2,252)
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	1.63	(1,154,745)	962,967	(191,778)
Turkey	BNP Paribas	32,300	1.00	(1)	9/20/20	2.46	(2,097,501)	2,438,200	340,699
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	1.63	(243,278)	202,875	(40,403)

Total		$646,561					$(7,836,775)	$8,396,987	$560,212

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	Barclays Bank PLC	$9,861	1.00	%(1)	12/20/18	$91,686	$(73,264)	$18,422
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	25,564	(13,860)	11,704
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	49,404	(36,221)	13,183
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	34,329	(28,865)	5,464
Bulgaria	Goldman Sachs International	6,470	1.00	(1)	9/20/18	48,285	(31,836)	16,449

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	Goldman Sachs International	$9,000	1.00	%(1)	12/20/18	$83,681	$(65,332)	$18,349
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(224,223)	(183,406)	(407,629)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(377,876)	(281,278)	(659,154)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(137,917)	(97,566)	(235,483)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(161,288)	(114,100)	(275,388)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	654,581	(571,350)	83,231
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	327,541	(285,925)	41,616
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	327,541	(286,263)	41,278
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	327,541	(294,224)	33,317
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	40,642	(57,550)	(16,908)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	265,313	(355,417)	(90,104)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	200,003	(172,258)	27,745
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	169,568	(151,991)	17,577
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	452,906	(452,642)	264
Croatia	BNP Paribas	3,000	1.00	(1)	3/20/20	217,394	(217,568)	(174)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	30,481	(42,646)	(12,165)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	101,604	(145,445)	(43,841)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	79,163	(97,124)	(17,961)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	104,433	(128,103)	(23,670)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	110,544	(188,509)	(77,965)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	83,536	(132,557)	(49,021)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	415,177	(650,495)	(235,318)
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	724,649	(690,627)	34,022
Croatia	Citibank, N.A.	4,260	1.00	(1)	3/20/20	308,700	(280,257)	28,443
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	120,292	(104,482)	15,810
Croatia	Citibank, N.A.	1,000	1.00	(1)	6/20/20	79,365	(68,477)	10,888
Croatia	Citibank, N.A.	167	1.00	(1)	6/20/20	13,274	(11,183)	2,091
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	8,332	(12,138)	(3,806)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	40,642	(57,013)	(16,371)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	138,994	(141,825)	(2,831)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	247,105	(221,715)	25,390
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	160,147	(143,546)	16,601
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	134,920	(116,800)	18,120
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	167,815	(286,171)	(118,356)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	92,828	(147,421)	(54,593)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	8,251	(25,845)	(17,594)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	28,144	(38,193)	(10,049)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	32,412	(47,033)	(14,621)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	50,802	(72,255)	(21,453)

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$2,500	1.00	%(1)	12/20/17	$50,802	$(73,653)	$(22,851)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	79,472	(136,827)	(57,355)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	88,104	(146,032)	(57,928)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	197,420	(299,682)	(102,262)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	183,623	(311,582)	(127,959)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	128,929	(147,901)	(18,972)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	1,049,486	(1,289,959)	(240,473)
Egypt	Citibank, N.A.	3,050	1.00	(1)	12/20/15	2,394	(5,510)	(3,116)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	495,809	(233,864)	261,945
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	5,448	(2,700)	2,748
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	8,634	(18,617)	(9,983)
Egypt	Deutsche Bank AG	2,855	1.00	(1)	12/20/15	2,241	(4,692)	(2,451)
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	555,741	(233,080)	322,661
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	501,257	(237,559)	263,698
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	495,808	(235,292)	260,516
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	(295)	(11,850)	(12,145)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	(263)	(10,158)	(10,421)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	(295)	(11,710)	(12,005)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	(491)	(18,988)	(19,479)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	(1,342)	(54,460)	(55,802)
Lebanon	Deutsche Bank AG	3,085	1.00	(1)	12/20/15	(182)	(7,359)	(7,541)
Lebanon	Deutsche Bank AG	5,000	1.00	(1)	12/20/15	(296)	(11,990)	(12,286)
Lebanon	Deutsche Bank AG	6,890	1.00	(1)	12/20/15	(407)	(16,368)	(16,775)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	1,048,064	(1,378,813)	(330,749)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(393,562)	267,373	(126,189)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(364,743)	229,184	(135,559)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	46,027	(76,076)	(30,049)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(507,926)	91,513	(416,413)
Mexico	Bank of America, N.A.	14,100	1.00	(1)	6/20/22	632,454	(688,250)	(55,796)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	174,934	(199,682)	(24,748)
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	186,148	(183,073)	3,075
Mexico	Deutsche Bank AG	6,900	1.00	(1)	6/20/22	309,499	(300,062)	9,437
Mexico	Deutsche Bank AG	14,300	1.00	(1)	6/20/22	641,425	(646,249)	(4,824)
Poland	Bank of America, N.A.	8,500	1.00	(1)	9/20/19	(151,505)	110,897	(40,608)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(153,437)	120,085	(33,352)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(77,713)	60,170	(17,543)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(267,362)	207,049	(60,313)
Poland	Citibank, N.A.	955	1.00	(1)	9/20/19	(17,022)	12,844	(4,178)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(30,134)	31,314	1,180

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Bank of America, N.A.	$1,710	1.00	%(1)	6/20/19	$(30,133)	$29,500	$(633)
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(241,692)	135,901	(105,791)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(68,233)	39,683	(28,550)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	(22,710)	31,160	8,450
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	(4,218)	24,396	20,178
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	(10,533)	10,875	342
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(30,187)	22,171	(8,016)
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(113,662)	109,266	(4,396)
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(30,187)	20,897	(9,290)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(69,079)	47,819	(21,260)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(39,503)	26,600	(12,903)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(78,648)	44,579	(34,069)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	2,453	(10,288)	(7,835)
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	14,087	2,351	16,438
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(32,860)	20,883	(11,977)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(28,724)	29,889	1,165
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(35,244)	23,684	(11,560)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(57,871)	44,799	(13,072)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(24,780)	14,399	(10,381)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(62,128)	37,242	(24,886)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	43,856	29,305	73,161
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	6,129	(26,052)	(19,923)
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(865,955)	787,280	(78,675)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	284,904	(120,856)	164,048
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/20	348,727	(119,286)	229,441
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	1,156,593	(336,210)	820,383
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	351,267	(112,002)	239,265
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	3,011,855	(1,428,649)	1,583,206
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	2,142,655	(1,125,590)	1,017,065
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	1,656,109	(830,656)	825,453
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	2,046,991	(1,352,973)	694,018
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	284,904	(139,705)	145,199
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	255,324	(87,595)	167,729
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	255,324	(99,764)	155,560
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	255,324	(142,715)	112,609
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	568,629	(421,156)	147,473
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	750,623	(458,517)	292,106
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	817,579	(236,780)	580,799
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	499,670	(153,381)	346,289
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	1,116,073	(633,375)	482,698
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	934,004	(568,508)	365,496
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,731,199	(993,606)	737,593
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	1,116,073	(650,761)	465,312

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$5,100	1.00	%(1)	3/20/20	$260,431	$(97,983)	$162,448
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	234,899	(107,517)	127,382
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	568,629	(411,102)	157,527
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	284,315	(154,901)	129,414
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,156,592	(357,462)	799,130
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	711,383	(283,969)	427,414
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	526,900	(171,129)	355,771
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	1,028,639	(705,973)	322,666
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	781,899	(347,403)	434,496
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	348,727	(118,208)	230,519
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	344,035	(141,637)	202,398
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	90,700	(37,376)	53,324
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	885,314	(267,209)	618,105
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	1,742,514	(1,149,557)	592,957
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	1,563,531	(1,027,059)	536,472
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,180,078	(363,370)	816,708
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	545,960	(170,837)	375,123
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	1,099,615	(703,029)	396,586
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	861,979	(555,992)	305,987
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	784,399	(485,871)	298,528
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	235,159	(136,709)	98,450
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	207,573	(144,823)	62,750
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	260,431	(96,260)	164,171
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	255,324	(97,749)	157,575
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	265,537	(140,486)	125,051
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	284,314	(149,708)	134,606
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	284,315	(212,250)	72,065
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	915,489	(515,460)	400,029
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	411,456	(213,527)	197,929
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	759,470	(482,110)	277,360
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(182,401)	(166,960)	(349,361)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(86,506)	(282,278)	(368,784)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(145,830)	(60,006)	(205,836)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(121,601)	(394,494)	(516,095)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(85,491)	(353,502)	(438,993)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(51,339)	(246,655)	(297,994)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(484,222)	(2,361,592)	(2,845,814)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(31,980)	(61,879)	(93,859)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(145,830)	(137,019)	(282,849)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(57,671)	(138,282)	(195,953)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(117,687)	(104,417)	(222,104)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(121,601)	(247,512)	(369,113)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(169,634)	(458,108)	(627,742)

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Deutsche Bank AG	$12,825	1.00	%(1)	12/20/20	$(140,089)	$(585,935)	$(726,024)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(261,302)	(1,274,397)	(1,535,699)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(60,801)	(198,845)	(259,646)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(98,536)	(416,128)	(514,664)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(57,671)	(134,647)	(192,318)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(173,012)	(800,244)	(973,256)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(11,871)	—	(11,871)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(2,973)	—	(2,973)
Tunisia	Citibank, N.A.	2,110	1.00	(1)	9/20/17	52,056	(76,680)	(24,624)
Tunisia	JPMorgan Chase Bank, N.A.	8,770	1.00	(1)	9/20/17	216,364	(311,833)	(95,469)

Total						$44,957,013	$(40,656,210)	$4,300,803

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $651,161,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/Termination Date(1)	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 297,341,420 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	2/24/20/ 2/24/25	$10,893
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 275,285,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/3/20/ 3/3/25	(14,716)
Deutsche Bank AG	3-month ZAR JIBAR + 61 bp on ZAR 281,690,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	(20,255)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 275,285,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	(14,580)

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Cross-Currency Swaps (continued)
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 281,680,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	4/1/20/ 4/1/25	$(16,420)
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 300,890,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/18/20/ 5/18/25	5,470
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 300,900,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/22/20/ 5/22/25	(18,267)
JPMorgan Chase Bank, N.A.	10.76% on TRY 52,047,000 plus USD 24,435,211	3-month USD-LIBOR-BBA on USD 24,435,211 plus TRY 52,047,000	4/8/14/ 4/8/16	(5,508,643)

Total				$(5,576,518)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Currency Abbreviations:

ALL	–	Albanian Lek
AOA	–	Angolan Kwanza
AUD	–	Australian Dollar
BDT	–	Bangladeshi Taka
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HKD	–	Hong Kong Dollar
HUF	–	Hungarian Forint
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling

LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
UGX	–	Ugandan Shilling
USD	–	United States Dollar
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2015
Investments —
Securities of unaffiliated issuers, at value (identified cost, $4,062,560,179)	$3,967,890,148
Affiliated investment, at value (identified cost, $721,660,786)	721,660,786
Precious metals, at value (identified cost, $43,799,986)	24,615,813
Total Investments, at value (identified cost, $4,828,020,951)	$4,714,166,747
Cash	$34,228,706
Restricted cash*	32,984,470
Interest receivable	72,945,237
Interest receivable from affiliated investment	145,948
Due from broker for open reverse repurchase agreements	26,569,022
Receivable for investments sold	8,225,905
Receivable for premiums on written swaptions	974,788
Receivable for variation margin on open centrally cleared swap contracts	71,531
Receivable for open forward foreign currency exchange contracts	54,552,417
Receivable for open swap contracts	54,224,518
Receivable for closed swap contracts	59,181
Premium paid on open non-centrally cleared swap contracts	43,319,318
Tax reclaims receivable	85,162
Total assets	$5,042,552,950

Liabilities
Cash collateral due to brokers	$16,027,933
Payable for reverse repurchase agreements	38,312,803
Written options and swaptions outstanding, at value (premiums received, $49,378,427)	44,392,607
Due to broker for closed reverse repurchase agreements	29,132,291
Payable for securities sold short, at value (proceeds, $20,148,066)	19,067,557
Payable for variation margin on open futures contracts	2,323,012
Payable for open forward foreign currency exchange contracts	61,678,446
Payable for open swap contracts	60,250,191
Payable for open non-deliverable bond forward contracts	878,908
Premium received on open non-centrally cleared swap contracts	11,060,095
Due to custodian — foreign currency, at value (identified cost, $3,986,253)	3,981,563
Payable to affiliates:
Investment adviser fee	2,139,494
Trustees’ fees	5,780
Interest payable on securities sold short	198,312
Accrued foreign capital gains taxes	695,143
Accrued expenses and other liabilities	801,048
Total liabilities	$290,945,183
Net Assets applicable to investors’ interest in Portfolio	$4,751,607,767

Sources of Net Assets
Investors’ capital	$4,879,810,199
Net unrealized depreciation	(128,202,432)
Total	$4,751,607,767

*	Represents restricted cash on deposit at the custodian and the brokers for open derivative contracts.

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2015
Interest (net of foreign taxes, $3,016,348)	$232,273,897
Dividends (net of foreign taxes, $23,497)	1,709,739
Interest allocated from affiliated investment	1,146,371
Expenses allocated from affiliated investment	(77,357)
Total investment income	$235,052,650

Expenses
Investment adviser fee	$25,039,221
Trustees’ fees and expenses	68,000
Custodian fee	3,841,212
Legal and accounting services	328,411
Interest expense and fees	262,657
Interest expense on securities sold short	941,509
Miscellaneous	684,374
Total expenses	$31,165,384
Deduct —
Reduction of custodian fee	$4,128
Total expense reductions	$4,128

Net expenses	$31,161,256

Net investment income	$203,891,394

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,471,033)	$(161,254,593)
Investment transactions allocated from affiliated investment	506
Written options	8,293,966
Securities sold short	(119,974)
Futures contracts	(47,854,548)
Swap contracts	36,003,355
Foreign currency and forward foreign currency exchange contract transactions	275,619,763
Non-deliverable bond forward contracts	(7,428,983)
Net realized gain	$103,259,492
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $584,647 and net decrease of $6,270,136 from precious metals)	$(121,395,181)
Written options and swaptions	9,201,785
Securities sold short	2,810,740
Futures contracts	(7,191,317)
Swap contracts	(39,619,002)
Foreign currency and forward foreign currency exchange contracts	(61,182,302)
Non-deliverable bond forward contracts	(878,908)
Net change in unrealized appreciation (depreciation)	$(218,254,185)

Net realized and unrealized loss	$(114,994,693)

Net increase in net assets from operations	$88,896,701

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$203,891,394	$200,434,129
Net realized gain (loss) from investment transactions, written options, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	103,259,492	(158,945,828)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(218,254,185)	138,626,619
Net increase in net assets from operations	$88,896,701	$180,114,920
Capital transactions —
Contributions	$477,420,105	$281,699,484
Withdrawals	(415,814,534)	(2,551,695,705)
Net increase (decrease) in net assets from capital transactions	$61,605,571	$(2,269,996,221)

Net increase (decrease) in net assets	$150,502,272	$(2,089,881,301)

Net Assets
At beginning of year	$4,601,105,495	$6,690,986,796
At end of year	$4,751,607,767	$4,601,105,495

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Consolidated Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.67%	0.75%	0.92%	0.93%	0.75%
Net investment income	4.37%	3.92%	3.15%	4.10%	3.22%
Portfolio Turnover	66%	66%	56%	39%	33%

Total Return	1.99%	3.78%	(0.89)%	3.46%	0.79%

Net assets, end of year (000’s omitted)	$4,751,608	$4,601,105	$6,690,987	$7,220,340	$8,038,178

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.11%, 0.31%, 0.30% and 0.11% for the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

51	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2015

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2015, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 90.5%, 8.4% and 1.0%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2015 were $63,185,956 or 1.3% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward

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contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on nature of the distribution. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on

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certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by

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the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

N  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in

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the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

S  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory

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agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2015, the Portfolio’s investment adviser fee amounted to $25,039,221 or 0.54% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$2,463,354,972	$1,934,270,506
U.S. Government and Agency Securities	103,114,641	483,056,182

	$2,566,469,613	$2,417,326,688

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,989,824,371

Gross unrealized appreciation	$83,887,320
Gross unrealized depreciation	(326,971,735)

Net unrealized depreciation	$(243,084,415)

The net unrealized appreciation (depreciation) on foreign currency transactions, derivative contracts, securities sold short and accrued foreign capital gains taxes at October 31, 2015 on a federal income tax basis was $(18,964,724)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2015 is included in the Consolidated Portfolio of Investments. At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

57

Global Macro Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

Written options and swaptions activity for the year ended October 31, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)						Notional Amount — Swaptions (000’s omitted)	Premiums Received
Currency		AUD	CAD	CNH	EUR	GBP	JPY	USD	USD

Outstanding, beginning of year	959	—	—	1,925,000	134,142	57,668	14,321,055	—	23,707,575
Options written	603	230,416	88,807	870,612	378,919	61,338	13,536,360	75,563	71,779,803
Options exercised	—	(230,416)	(88,807)	(803,623)	(288,932)	—	(19,473,015)	—	(37,814,985)
Options expired	(959)	—	—	(1,121,377)	—	(57,669)	—	—	(8,293,966)

Outstanding, end of year	603	—	—	870,612	224,129	61,337	8,384,400	75,563	49,378,427

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
GBP	–	British Pound Sterling
JPY	–	Japanese Yen
USD	–	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts, equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $165,673,570. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,487,312 at October 31, 2015.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options and swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated

58

Global Macro Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2015. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2015 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Securities of unaffiliated issuers, at value	$—	$—	$8,969,114	$45,494,333	$486,692	$54,950,139
Net unrealized depreciation*	10,306,820	486,827	5,828,974	—	7,053,326	23,675,947
Receivable for open forward foreign currency exchange contracts	—	—	—	54,552,417	—	54,552,417
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	52,484,530	—	—	32,472,629	84,957,159

Total Asset Derivatives	$10,306,820	$52,971,357	$14,798,088	$100,046,750	$40,012,647	$218,135,662

Derivatives not subject to master netting or similar agreements	$10,306,820	$486,827	$5,828,974	$—	$7,053,326	$23,675,947

Total Asset Derivatives subject to master netting or similar agreements	$—	$52,484,530	$8,969,114	$100,046,750	$32,959,321	$194,459,715

59

Global Macro Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options and swaptions outstanding, at value	$—	$—	$(8,642,866)	$(35,285,266)	$(464,475)	$(44,392,607)
Net unrealized depreciation*	(1,769,133)	—	(4,539,608)	—	(22,637,116)	(28,945,857)
Payable for open forward foreign currency exchange contracts	—	—	—	(61,678,446)	—	(61,678,446)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(15,364,292)	—	—	(43,359,317)	(58,723,609)
Payable for open non-deliverable bond forward contracts	—	—	—	—	(878,908)	(878,908)

Total Liability Derivatives	$(1,769,133)	$(15,364,292)	$(13,182,474)	$(96,963,712)	$(67,339,816)	$(194,619,427)

Derivatives not subject to master netting or similar agreements	$(1,769,133)	$—	$(4,539,608)	$—	$(22,637,116)	$(28,945,857)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(15,364,292)	$(8,642,866)	$(96,963,712)	$(44,702,700)	$(165,673,570)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of October 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Australia and New Zealand Banking Group Limited	$1,086,916	$(1,086,916)	$—	$—	$—
Bank of America, N.A.	15,897,486	(14,301,868)	(1,595,618)	—	—
Barclays Bank PLC	15,553,484	(12,673,789)	—	(2,879,695)	—
BNP Paribas	19,494,697	(12,229,298)	(7,265,399)	—	—
Citibank, N.A.	9,475,311	(3,526,665)	—	(5,948,646)	—
Credit Suisse International	5,769,412	(84,090)	(5,495,189)	—	190,133
Deutsche Bank AG	29,411,190	(26,766,621)	(2,644,569)	—	—
Goldman Sachs International	54,951,738	(54,951,738)	—	—	—
HSBC Bank USA, N.A.	2,354,853	(227,607)	(2,127,246)	—	—
ICBC Standard Bank plc	19,724	(19,724)	—	—	—
JPMorgan Chase Bank, N.A.	6,603,399	(6,603,399)	—	—	—
Morgan Stanley & Co. International PLC	2,427,827	(545,012)	(1,700,282)	—	182,533
Nomura International PLC	3,326,555	(1,133,507)	(2,193,048)	—	—
Standard Chartered Bank	28,080,994	(20,390,829)	—	(5,790,000)	1,900,165
UBS AG	6,129	—	—	—	6,129

	$194,459,715	$(154,541,063)	$(23,021,351)	$(14,618,341)	$2,278,960

60

Global Macro Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Australia and New Zealand Banking Group Limited	$(1,388,378)	$1,086,916	$301,462	$—	$—
Bank of America, N.A.	(14,301,868)	14,301,868	—	—	—
Barclays Bank PLC	(12,673,789)	12,673,789	—	—	—
BNP Paribas	(12,229,298)	12,229,298	—	—	—
Citibank, N.A.	(3,526,665)	3,526,665	—	—	—
Credit Suisse International	(84,090)	84,090	—	—	—
Deutsche Bank AG	(26,766,621)	26,766,621	—	—	—
Goldman Sachs International	(58,666,490)	54,951,738	—	214,000	(3,500,752)
HSBC Bank USA, N.A.	(227,607)	227,607	—	—	—
ICBC Standard Bank plc	(2,472,566)	19,724	2,452,842	—	—
JPMorgan Chase Bank, N.A.	(8,863,166)	6,603,399	1,790,681	—	(469,086)
Morgan Stanley & Co. International PLC	(545,012)	545,012	—	—	—
Nomura International PLC	(1,133,507)	1,133,507	—	—	—
Standard Chartered Bank	(20,390,829)	20,390,829	—	—	—
State Street Bank and Trust Company	(2,403,684)	—	2,403,684	—	—

	$(165,673,570)	$154,541,063	$6,948,669	$214,000	$(3,969,838)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at October 31, 2015 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2015 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(3,738,710)	$(3,994,796)	$—
Futures contracts	20,284,052	—	(5,606,880)	—	(62,531,720)
Written options	—	—	2,545,528	5,748,438	—
Swap contracts	—	(17,658,256)	1,498,941	—	52,162,670
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	280,792,385	—

Non-deliverable bond forward contracts	—	—	—	—	(7,428,983)

Total	$20,284,052	$(17,658,256)	$(5,301,121)	$282,546,027	$(17,798,033)

61

Global Macro Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$(2,428,019)	$(6,686,774)	$(439,451)
Futures contracts	694,698	—	(3,680,640)	—	(4,205,375)
Written options and swaptions	—	—	(802,792)	9,494,264	510,313
Swap contracts	—	16,802,978	(400,646)	—	(56,021,334)
Foreign currency and forward foreign currency exchange contracts	—	—	—	(62,322,887)	—

Non-deliverable bond forward contracts	—	—	—	—	(878,908)

Total	$694,698	$16,802,978	$(7,312,097)	$(59,515,397)	$(61,034,755)

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts – Long	Futures Contracts – Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$182,304,000	$2,913,169,000	$4,508,951,000	$307,320,000	$17,810,000	$7,188,954,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the year ended October 31, 2015, which are indicative of the volume of these derivative types, were approximately $1,168,499,000 and 2,231 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2015.

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest

Barclays Bank PLC	6/17/15	On Demand	(0.25)%	$1,986,050	$1,986,050
Barclays Bank PLC	10/29/15	On Demand	(0.75)	5,962,998	5,962,998
Barclays Bank PLC	10/29/15	On Demand	(1.00)	8,757,450	8,757,450
JPMorgan Chase Bank, N.A.	10/29/15	On Demand	(0.25)	17,811,572	17,811,572
JPMorgan Chase Bank, N.A.	10/22/15	On Demand	(0.50)	3,794,733	3,794,733

Total					$38,312,803

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

62

Global Macro Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

For the year ended October 31, 2015, the average borrowings under settled reverse repurchase agreements and the average interest rate received were approximately $60,038,000 and 1.32%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2015.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of October 31, 2015.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

Bank of America, N.A.	$20,049,374	$—	$(19,262,963)	$786,411

	$20,049,374	$—	$(19,262,963)	$786,411

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

Barclays Bank PLC	$(16,706,498)	$—	16,706,498	$—
JPMorgan Chase Bank, N.A.	(21,606,305)	—	21,606,305	—

	$(38,312,803)	$—	$38,312,803	—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

63

Global Macro Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

At October 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$2,929,825,820	$—	$2,929,825,820
Foreign Corporate Bonds	—	104,922,870	—	104,922,870
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	13,730,754	13,730,754
Corporate Bonds & Notes	—	602,241	—	602,241
Collateralized Mortgage Obligations	—	47,199,974	—	47,199,974
Mortgage Pass-Throughs	—	528,635,699	—	528,635,699
U.S. Treasury Obligations	—	30,976,685	—	30,976,685
Common Stocks	19,175,509	36,333,125 **	—	55,508,634
Investment Funds	—	11,858,630	—	11,858,630
Precious Metals	24,615,813	—	—	24,615,813
Currency Options Purchased	—	45,494,333	—	45,494,333
Call Options Purchased	—	8,969,114	—	8,969,114
Interest Rate Swaptions Purchased	—	486,692	—	486,692
Short-Term Investments —
Foreign Government Securities	—	93,643,464	—	93,643,464
U.S. Treasury Obligations	—	75,985,864	—	75,985,864
Repurchase Agreements	—	20,049,374	—	20,049,374
Other	—	721,660,786	—	721,660,786

Total Investments	$43,791,322	$4,656,644,671	$13,730,754	$4,714,166,747

Forward Foreign Currency Exchange Contracts	$—	$54,552,417	$—	$54,552,417
Futures Contracts	10,306,820	5,828,974	—	16,135,794
Swap Contracts	—	92,996,467	—	92,996,467

Total	$54,098,142	$4,810,022,529	$13,730,754	$4,877,851,425

Currency Options Written	$—	$(35,285,266)	$—	$(35,285,266)
Call Options Written	—	(8,642,866)	—	(8,642,866)
Interest Rate Swaptions Written	—	(464,475)	—	(464,475)
Securities Sold Short	—	(19,067,557)	—	(19,067,557)
Forward Foreign Currency Exchange Contracts	—	(61,678,446)	—	(61,678,446)
Non-deliverable Bond Forward Contracts	—	(878,908)	—	(878,908)
Futures Contracts	(25,175,754)	(867,683)	—	(26,043,437)
Swap Contracts	—	(61,648,845)	—	(61,648,845)

Total	$(25,175,754)	$(188,534,046)	$—	$(213,709,800)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2015 is not presented. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

64

Global Macro Portfolio

October 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2015, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2015, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio and subsidiary as of October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 23, 2015

65

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees
Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

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Eaton Vance

Global Macro Absolute Return Fund

October 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Michael A. Cirami 1975	President of the Portfolio	2012	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and

67

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2015

Management and Organization — continued

Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

68

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041 10.31.15

Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/14	10/31/15
Audit Fees	$227,044	$109,107
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$42,355	$38,009
All Other Fees(3)	$0	$0

Total	$269,399	$147,116

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/14	10/31/15
Registrant	$42,355	$38,009
Eaton Vance(1)	$99,750	$46,000

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami President

Date:	December 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner Treasurer

Date:	December 18, 2015

By:	/s/ Michael A. Cirami
Michael A. Cirami President

Date:	December 18, 2015